   As filed with the Securities and Exchange Commission on January 27, 2000.

                                                             File No. 33-73568
                                                                     811-07426

                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D. C. 20549

                                       FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]

     Pre-Effective Amendment No.                                 [ ]
                                  ----


     Post-Effective Amendment No.  15                            [X]
                                  ----


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


     Amendment No.  44                                           [X]
                   ----


                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                SEPARATE ACCOUNT ONE
                             (Exact Name of Registrant)

                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                (Name of Depositor)

                                    P.O. BOX 2999
                              Hartford, CT  06104-2999
                     (Address of Depositor's Principal Offices)

                                   (860) 843-4891
                (Depositor's Telephone Number, Including Area Code)

                               Marta A. Czekajewski
                         Hartford Life Insurance Company
                                   P.O. BOX 2999
                              Hartford, CT  06104-2999
                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

     _____ immediately upon filing pursuant to paragraph (b) of Rule 485
     __X__ on February 1, 2000 pursuant to paragraph (b) of Rule 485
     _____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     _____ on __________, 2000 pursuant to paragraph (a)(1) of Rule 485
     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 24F-2(a)(1) under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

The purpose of this post-effective amendment no. 15 to this registration statement on Form N-4 (File No. 33-73568) is to add three funds and substitute three other in the Director Select prospectus. This post-effective amendment no. 15 does not supercede post-effective amendment no. 14 filed with the Securities and Exchange Commission on September 17, 1999.

                                CROSS REFERENCE SHEET
                               PURSUANT TO RULE 495(a)

          N-4 Item No.                                  Prospectus Heading
          ------------                                  ------------------
1.  Cover Page                            Hartford Life and Annuity Insurance Company -
                                          Separate Account One

2.  Definitions                           Glossary of Special Terms

3.  Synopsis or Highlights                Summary

4.  Condensed Financial Information       Yield Information

5.  General Description of Registrant     Hartford Life and Annuity Insurance Company,
                                          The Separate Account,
                                          The Fixed Accounts, and The Funds

6.  Deductions                            Contract Charges

7.  General Description of                The Contract, The Separate Account, The
    Annuity Contracts                     Fixed Accounts, and Surrenders

8.  Annuity Period                        Settlement Provisions

9.  Death Benefit                         Death Benefits

10. Purchases and Contract Value          The Contract, and
                                          Contract Value

11. Redemptions                           Surrenders

12. Taxes                                 Federal Tax Considerations

13. Legal Proceedings                     Legal Matters and Experts

14. Table of Contents of the              Table of Contents to
    Statement of Additional               Statement of Additional
    Information                           Information

15. Cover Page                            Part B:  Statement of Additional
                                          Information

16. Table of Contents                     Table of Contents

17. General Information and History       Summary




18. Services                              None

19. Purchases of Securities               Distribution of the Contracts
    Being Offered

20. Underwriters                          Distribution of the Contracts

21. Calculation of Performance Data       Calculation of Yield and Return

22. Annuity Payments                      Settlement Provisions

23. Financial Statements                  Financial Statements

24. Financial Statements and Exhibits     Financial Statements and Exhibits

25. Directors and Officers of             Directors and Officers of the Depositor
    the Depositor

26. Persons Controlled by or Under        Persons Controlled by or Under
    Common Control with the               Common Control with the
    Depositor or Registrant               Depositor or Registrant

27. Number of Contract Owners             Number of Contract Owners

28. Indemnification                       Indemnification

29. Principal Underwriters                Principal Underwriters

30. Location of Accounts and Records      Location of Accounts and Records

31. Management Services                   Management Services

32. Undertakings                          Undertakings

                                        Part A

THE DIRECTOR SELECT
SEPARATE ACCOUNT ONE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (REGISTERED REPRESENTATIVES)                   [LOGO]

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--------------------------------------------------------------------------------

This Prospectus describes information you should know before you purchase Series I of The Director SELECT variable annuity. Please read it carefully.

The Director SELECT variable annuity is a contract between you and Hartford Life and Annuity Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Annuity is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

x  Flexible, because you may add Premium Payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

x Variable, because the value of your Annuity will fluctuate with the performance of the underlying funds.
--------------------------------------------------------------------------------

At the time you purchase your Annuity, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Annuity assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Annuity offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:


- EVERGREEN CAPITAL GROWTH SUB-ACCOUNT which purchases shares of Evergreen VA Capital Growth Fund of the Evergreen Variable Annuity Trust.



- EVERGREEN FOUNDATION SUB-ACCOUNT which purchases shares of Evergreen VA Foundation Fund of the Evergreen Variable Annuity Trust.



- EVERGREEN GROWTH SUB-ACCOUNT which purchases shares of Evergreen VA Growth Fund of the Evergreen Variable Annuity Trust.



- EVERGREEN OMEGA SUB-ACCOUNT which purchases shares of Evergreen VA Omega Fund of the Evergreen Variable Annuity Trust.



- EVERGREEN PERPETUAL INTERNATIONAL SUB-ACCOUNT which purchases shares of Evergreen VA Perpetual International Fund of the Evergreen Variable Annuity Trust.



- EVERGREEN SPECIAL EQUITY SUB-ACCOUNT which purchases shares of Evergreen VA Special Equity Fund of the Evergreen Variable Annuity Trust.


- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Advisers HLS Fund, Inc.

- HARTFORD BOND HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Bond HLS Fund, Inc.

- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Capital Appreciation HLS Fund, Inc.

- HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Dividend and Growth HLS Fund, Inc.

- HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Global Leaders HLS Fund

- HARTFORD GROWTH AND INCOME HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Growth and Income HLS Fund

- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford High Yield HLS Fund

- HARTFORD INDEX HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Index HLS Fund, Inc.

- HARTFORD INTERNATIONAL ADVISERS HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford International Advisers HLS Fund, Inc.

- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford International Opportunities HLS Fund, Inc.

- HARTFORD MIDCAP HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford MidCap HLS Fund, Inc.

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Money Market HLS Fund, Inc.

- HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT that purchases shares of Class IA of Hartford Mortgage Securities HLS Fund, Inc.

- HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Small Company HLS Fund, Inc.

- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases of Class IA of Hartford Stock HLS Fund, Inc.

You may also allocate some or all of your Premium Payment to the "Fixed Accumulation Feature", which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Annuity, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Annuity and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).

This Annuity IS NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

This Annuity may not be available for sale in all states.
--------------------------------------------------------------------------------

PROSPECTUS DATED: FEBRUARY 1, 2000


STATEMENT OF ADDITIONAL INFORMATION DATED: FEBRUARY 1, 2000

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                PAGE
----------------------------------------------------------------------
DEFINITIONS                                                       4
----------------------------------------------------------------------
FEE TABLE                                                         6
----------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES                                    7
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                         10
----------------------------------------------------------------------
HIGHLIGHTS                                                       12
----------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                     13
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                    13
----------------------------------------------------------------------
  The Separate Account                                           13
----------------------------------------------------------------------
  The Funds                                                      13
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  16
----------------------------------------------------------------------
THE FIXED ACCUMULATION FEATURE                                   16
----------------------------------------------------------------------
THE CONTRACT                                                     17
----------------------------------------------------------------------
  Purchases and Contract Value                                   17
----------------------------------------------------------------------
  Charges and Fees                                               19
----------------------------------------------------------------------
  Death Benefit                                                  21
----------------------------------------------------------------------
  Surrenders                                                     23
----------------------------------------------------------------------
ANNUITY PAYOUTS                                                  24
----------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                         26
----------------------------------------------------------------------
OTHER INFORMATION                                                26
----------------------------------------------------------------------
  Legal Matters and Experts                                      27
----------------------------------------------------------------------
  More Information                                               27
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       27
----------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT
  PLANS                                                          31
----------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION         34
----------------------------------------------------------------------

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payouts.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, this is defined as the "Fixed Account".

GENERAL ACCOUNT: The General Account includes our company assets and any money you have invested in the Fixed Accumulation Feature.

HARTFORD, WE OR OUR: Hartford Life and Annuity Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------
the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

OPTIONAL DEATH BENEFIT RIDER: This is an amendment to your contract, which if you elect it, allows you to add the Optional Death Benefit to and modify the spousal contract continuation provision of you annuity. To elect the Optional Death Benefit Rider you will have to pay an additional charge on a daily basis, which is equal to an annual charge of .15% of your Contract Value invested in the Funds.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Annuity.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLE
                      Contract Owner Transaction Expenses

Sales Load Imposed on Purchases (as a percentage of Premium
  Payments)                                                     None
---------------------------------------------------------------------
Deferred Sales Charge (as a percentage of amounts
  Surrendered)
    First Year (1)                                                 6%
---------------------------------------------------------------------
    Second Year                                                    6%
---------------------------------------------------------------------
    Third Year                                                     5%
---------------------------------------------------------------------
    Fourth Year                                                    5%
---------------------------------------------------------------------
    Fifth Year                                                     4%
---------------------------------------------------------------------
    Sixth Year                                                     3%
---------------------------------------------------------------------
    Seventh Year                                                   2%
---------------------------------------------------------------------
    Eighth Year                                                    0%
---------------------------------------------------------------------
Annual Maintenance Fee (2)                                       $30
---------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of average
  Sub-Account Value)
    Mortality and Expense Risk Charge                           1.25%
---------------------------------------------------------------------
Total Separate Account Charges                                  1.25%
---------------------------------------------------------------------
Optional Charges:
    Optional Interest Accumulation Charge (as a percentage
     of Sub-Account Value)                                      0.15%
---------------------------------------------------------------------
    Total Separate Account Charges with the Optional
     Interest Accumulation Charge                               1.40%
---------------------------------------------------------------------

(1) Length of time from Premium Payment.

(2) An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

The purpose of the Fee Tables and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Tables and Examples reflect the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply.

The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. We do this by approximating an "average" 0.06% annual charge.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
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                         Annual Fund Operating Expenses
                    (As a percentage of average net assets)



                                                                                           TOTAL FUND OPERATING
                                                              MANAGEMENT FEES    OTHER           EXPENSES
                                                              (WITH WAIVERS)    EXPENSES      (WITH WAIVERS)
---------------------------------------------------------------------------------------------------------------
Evergreen Capital Growth Fund (1)                                  0.80%          0.37%            1.17%
---------------------------------------------------------------------------------------------------------------
Evergreen Foundation Fund                                          0.83%          0.11%            0.94%
---------------------------------------------------------------------------------------------------------------
Evergreen Growth Fund (1)                                          0.70%          0.63%            1.33%
---------------------------------------------------------------------------------------------------------------
Evergreen Omega Fund                                               0.60%          0.35%            0.95%
---------------------------------------------------------------------------------------------------------------
Evergreen Perpetual International Fund (1)                         1.00%          0.96%            1.96%
---------------------------------------------------------------------------------------------------------------
Evergreen Special Equity Fund (2)                                  1.36%          2.32%            1.00%
---------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                                         0.61%          0.02%            0.63%
---------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                             0.48%          0.02%            0.50%
---------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund                             0.62%          0.02%            0.64%
---------------------------------------------------------------------------------------------------------------
Hartford Dividend & Growth HLS Fund                                0.64%          0.02%            0.66%
---------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund (3)                               0.49%          0.12%            0.61%
---------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                                0.77%          0.04%            0.81%
---------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund (3)                                   0.49%          0.03%            0.52%
---------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                            0.38%          0.02%            0.40%
---------------------------------------------------------------------------------------------------------------
Hartford International Advisers HLS Fund                           0.75%          0.11%            0.86%
---------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund                      0.68%          0.09%            0.77%
---------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                                           0.76%          0.03%            0.79%
---------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                     0.43%          0.02%            0.45%
---------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                              0.43%          0.03%            0.46%
---------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                                    0.75%          0.04%            0.77%
---------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                            0.44%          0.02%            0.46%
---------------------------------------------------------------------------------------------------------------



(1) Each of the Evergreen Perpetual International Fund, Evergreen Capital Growth Fund and Evergreen Growth Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the plans, a Fund may pay fees as an annual rate up to 0.25% of the Fund's average daily net assets. None of the Funds currently make payment under the plans, though they may do so at any time in the future.



(2) The Evergreen VA Special Equity Portfolio inception date is 9/30/99. Expenses have been estimated based upon current fund contracts. The investment advisor voluntarily waived investment advisory fees in the amount of 1.36% of assets under management. In addition, the investment advisor voluntarily reimbursed 1.32% of average assets under management for the period ending 12/31/99.



(3) Hartford Global Leaders HLS Fund and Hartford High Yield HLS Fund are new Funds. "Total Fund Operating Expenses" are based on annualized estimates of such expenses to be incurred in the current fiscal year. HL Investment Advisors, LLC has agreed to waive its fees for these until the assets of the Funds (excluding assets contributed by companies affiliated with HL Investment Advisors, LLC) reach $20 million. Absent this waiver, the Management Fee and Total Fund Operating Expenses would be:



                                                                                               TOTAL FUND
                                                        MANAGEMENT FEES   OTHER EXPENSES   OPERATING EXPENSES
-------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                             0.78%             0.03%             0.81%
-------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                                 0.78%             0.12%             0.90%
-------------------------------------------------------------------------------------------------------------

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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EXAMPLE



THE FOLLOWING EXAMPLE ILLUSTRATES SITUATIONS WHERE THE OPTIONAL DEATH BENEFIT RIDER IS SELECTED:


                               If you surrender your Contract at the       If you annuitize your Contract at the
                               end of the applicable time period you       end of the applicable time period you
                               would pay the following expenses on         would pay the following expenses on
                               a $1,000 investment, assuming a 5%          a $1,000 investment, assuming a 5%
                               annual return on assets:                    annual return on assets:
SUB-ACCOUNT                     1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------------------------------------------
Evergreen Capital Growth         $90        $137       $177       $299       $26        $ 82       $140       $299
--------------------------------------------------------------------------------------------------------------------
Evergreen Foundation             $88        $130       $165       $276       $24        $ 75       $129       $275
--------------------------------------------------------------------------------------------------------------------
Evergreen Growth                 $92        $142       $185       $315       $28        $ 87       $149       $314
--------------------------------------------------------------------------------------------------------------------
Evergreen Omega                  $88        $130       $166       $277       $24        $ 75       $129       $276
--------------------------------------------------------------------------------------------------------------------
Evergreen Perpetual
  International                  $98        $161       $217       $375       $34        $106       $180       $374
--------------------------------------------------------------------------------------------------------------------
Evergreen Special Equity         $88        $132       $168       $282       $25        $ 77       $132       $281
--------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund           $74        $107       $143       $231       $20        $ 62       $106       $230
--------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund          $74        $106       $140       $226       $19        $ 60       $104       $225
--------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS
  Fund                           $74        $105       $140       $225       $19        $ 60       $103       $224
--------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund       $75        $111       $150       $244       $21        $ 66       $113       $244
--------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation
  HLS Fund                       $76        $111       $150       $245       $21        $ 66       $113       $244
--------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities
  HLS Fund                       $74        $106       $141       $226       $19        $ 60       $104       $225
--------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund          $73        $104       $137       $220       $18        $ 58       $101       $219
--------------------------------------------------------------------------------------------------------------------
Hartford International
  Opportunities HLS Fund         $77        $115       $157       $259       $22        $ 70       $120       $258
--------------------------------------------------------------------------------------------------------------------
Hartford Dividend & Growth
  HLS Fund                       $76        $112       $151       $247       $21        $ 66       $114       $246
--------------------------------------------------------------------------------------------------------------------
Hartford International
  Advisers HLS Fund              $78        $118       $161       $268       $23        $ 73       $125       $267
--------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS
  Fund                           $77        $116       $157       $259       $22        $ 70       $120       $258
--------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund         $77        $116       $158       $261       $22        $ 71       $121       $260
--------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income
  HLS Fund                       $77        $117       $159       $262       $23        $ 71       $122       $262
--------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund     $74        $108        N/A        N/A       $20        $ 62        N/A        N/A
--------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS
  Fund                           $75        $110        N/A        N/A       $21        $ 65        N/A        N/A
--------------------------------------------------------------------------------------------------------------------

                               If you do not surrender your
                               Contract, you would pay the
                               following expenses on a $1,000
                               investment, assuming a 5% annual
                               return on assets:
SUB-ACCOUNT                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------
Evergreen Capital Growth         $27        $ 83       $141       $299
-----------------------------
Evergreen Foundation             $25        $ 76       $129       $276
-----------------------------
Evergreen Growth                 $29        $ 88       $149       $315
-----------------------------
Evergreen Omega                  $25        $ 76       $130       $277
-----------------------------
Evergreen Perpetual
  International                  $35        $107       $181       $375
-----------------------------
Evergreen Special Equity         $25        $ 78       $132       $282
-----------------------------
Hartford Bond HLS Fund           $20        $ 62       $107       $231
-----------------------------
Hartford Stock HLS Fund          $20        $ 61       $104       $226
-----------------------------
Hartford Money Market HLS
  Fund                           $20        $ 60       $104       $225
-----------------------------
Hartford Advisers HLS Fund       $21        $ 66       $114       $244
-----------------------------
Hartford Capital Appreciation
  HLS Fund                       $22        $ 66       $114       $245
-----------------------------
Hartford Mortgage Securities
  HLS Fund                       $20        $ 61       $105       $226
-----------------------------
Hartford Index HLS Fund          $19        $ 59       $101       $220
-----------------------------
Hartford International
  Opportunities HLS Fund         $23        $ 70       $121       $259
-----------------------------
Hartford Dividend & Growth
  HLS Fund                       $22        $ 67       $115       $247
-----------------------------
Hartford International
  Advisers HLS Fund              $24        $ 73       $125       $268
-----------------------------
Hartford Small Company HLS
  Fund                           $23        $ 71       $121       $259
-----------------------------
Hartford MidCap HLS Fund         $23        $ 71       $122       $261
-----------------------------
Hartford Growth and Income
  HLS Fund                       $23        $ 72       $123       $262
-----------------------------
Hartford High Yield HLS Fund     $20        $ 63        N/A        N/A
-----------------------------
Hartford Global Leaders HLS
  Fund                           $21        $ 65        N/A        N/A
---------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------


EXAMPLE



THE FOLLOWING EXAMPLE ILLUSTRATES SITUATIONS WHERE THE OPTIONAL DEATH BENEFIT RIDER IS NOT SELECTED:


                               If you surrender your Contract at the       If you annuitize your Contract at the
                               end of the applicable time period you       end of the applicable time period you
                               would pay the following expenses on         would pay the following expenses on
                               a $1,000 investment, assuming a 5%          a $1,000 investment, assuming a 5%
                               annual return on assets:                    annual return on assets:
SUB-ACCOUNT                     1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------------------------------------------
Evergreen Capital Growth         $88        $132       $170       $284       $25        $ 78       $133       $283
--------------------------------------------------------------------------------------------------------------------
Evergreen Foundation             $86        $125       $158       $261       $22        $ 70       $121       $260
--------------------------------------------------------------------------------------------------------------------
Evergreen Growth                 $90        $137       $178       $300       $26        $ 82       $141       $300
--------------------------------------------------------------------------------------------------------------------
Evergreen Omega                  $86        $125       $158       $262       $23        $ 71       $122       $261
--------------------------------------------------------------------------------------------------------------------
Evergreen Perpetual
  International                  $97        $156       $209       $361       $33        $102       $173       $360
--------------------------------------------------------------------------------------------------------------------
Evergreen Special Equity         $87        $127       $161       $267       $23        $ 72       $124       $266
--------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund           $73        $103       $135       $214       $18        $ 57       $ 98       $214
--------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund          $72        $101       $133       $209       $17        $ 55       $ 96       $209
--------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS
  Fund                           $72        $101       $132       $208       $17        $ 55       $ 95       $208
--------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund       $74        $107       $142       $229       $19        $ 61       $105       $228
--------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation
  HLS Fund                       $74        $107       $142       $229       $19        $ 61       $106       $229
--------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities
  HLS Fund                       $72        $101       $133       $210       $18        $ 56       $ 96       $209
--------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund          $72        $ 99       $130       $203       $17        $ 54       $ 93       $203
--------------------------------------------------------------------------------------------------------------------
Hartford International
  Opportunities HLS Fund         $75        $111       $149       $243       $21        $ 65       $112       $242
--------------------------------------------------------------------------------------------------------------------
Hartford Dividend & Growth
  HLS Fund                       $74        $107       $143       $231       $20        $ 62       $106       $230
--------------------------------------------------------------------------------------------------------------------
Hartford International
  Advisers HLS Fund              $76        $114       $154       $253       $22        $ 68       $117       $252
--------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund         $76        $112       $150       $245       $21        $ 66       $113       $245
--------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS
  Fund                           $75        $111       $149       $243       $21        $ 65       $112       $242
--------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income
  HLS Fund                       $76        $112       $151       $247       $21        $ 66       $114       $246
--------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund     $73        $109        N/A        N/A       $18        $ 64        N/A        N/A
--------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS
  Fund                           $74        $112        N/A        N/A       $19        $ 66        N/A        N/A
--------------------------------------------------------------------------------------------------------------------

                               If you do not surrender your
                               Contract, you would pay the
                               following expenses on a $1,000
                               investment, assuming a 5% annual
                               return on assets:
SUB-ACCOUNT                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------
Evergreen Capital Growth         $25        $ 78       $134       $284
-----------------------------
Evergreen Foundation             $23        $ 71       $122       $261
-----------------------------
Evergreen Growth                 $27        $ 83       $142       $300
-----------------------------
Evergreen Omega                  $23        $ 71       $122       $262
-----------------------------
Evergreen Perpetual
  International                  $34        $102       $173       $361
-----------------------------
Evergreen Special Equity         $24        $ 73       $125       $267
-----------------------------
Hartford Bond HLS Fund           $19        $ 58       $ 99       $214
-----------------------------
Hartford Stock HLS Fund          $18        $ 56       $ 97       $209
-----------------------------
Hartford Money Market HLS
  Fund                           $18        $ 56       $ 96       $208
-----------------------------
Hartford Advisers HLS Fund       $20        $ 62       $106       $229
-----------------------------
Hartford Capital Appreciation
  HLS Fund                       $20        $ 62       $106       $229
-----------------------------
Hartford Mortgage Securities
  HLS Fund                       $18        $ 56       $ 97       $210
-----------------------------
Hartford Index HLS Fund          $18        $ 54       $ 94       $203
-----------------------------
Hartford International
  Opportunities HLS Fund         $21        $ 66       $113       $243
-----------------------------
Hartford Dividend & Growth
  HLS Fund                       $20        $ 62       $107       $231
-----------------------------
Hartford International
  Advisers HLS Fund              $22        $ 69       $118       $253
-----------------------------
Hartford MidCap HLS Fund         $22        $ 67       $114       $245
-----------------------------
Hartford Small Company HLS
  Fund                           $21        $ 66       $113       $243
-----------------------------
Hartford Growth and Income
  HLS Fund                       $22        $ 67       $115       $247
-----------------------------
Hartford High Yield HLS Fund     $19        $ 64        N/A        N/A
-----------------------------
Hartford Global Leaders HLS
  Fund                           $20        $ 67        N/A        N/A
-----------------------------

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


ACCUMULATION UNIT VALUES



(For an Accumulation Unit outstanding throughout the period)



The following information has been derived from the audited financial statements of the Separate Account, which have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. There is no information for Evergreen Foundation Sub-Account, Evergreen Omega Sub-Account and Evergreen Special Equity Sub-Account because as of December 31, 1999 the Sub-Account had not commenced operation.



                                                                                  YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------------------
                                                                1998        1997       1996       1995       1994       1993
-------------------------------------------------------------------------------------------------------------------------------
EVERGREEN PERPETUAL INTERNATIONAL SUB-ACCOUNT
 (Inception date March 3, 1998)
Accumulation Unit Value at beginning of period                   $1.000          --        --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                         $1.109          --        --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         913          --        --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
EVERGREEN CAPITAL GROWTH SUB-ACCOUNT
 (Inception date March 3, 1998)
Accumulation Unit Value at beginning of period                   $1.000          --        --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                         $1.075          --        --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                       1,367          --        --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
EVERGREEN GROWTH SUB-ACCOUNT
 (Inception date March 3, 1998)
Accumulation Unit Value at beginning of period                   $1.000          --        --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                         $0.907          --        --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         652          --        --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at beginning of period                   $2.114      $1.992    $1.880     $1.607     $1.694     $1.556
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                         $2.258      $2.114    $1.922     $1.880     $1.607     $1.694
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                     180,120     107,759    76,247     48,354     33,950     23,803
-------------------------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at beginning of period                   $4.602      $3.547    $2.887     $2.180     $2.250     $1.993
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                         $6.066      $4.602    $3.547     $2.887     $2.180     $2.250
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                     553,087     440,557   317,416    186,727    110,928     60,431
-------------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at beginning of period                   $1.650      $1.587    $1.528     $1.462     $1.424     $1.401
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                         $1.716      $1.650    $1.587     $1.528     $1.462     $1.424
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                     195,489     120,947   110,350     66,468     30,871     14,881
-------------------------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at beginning of period                   $3.572      $2.905    $2.523     $1.991     $2.072     $1.870
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                         $4.398      $3.572    $2.905     $2.523     $1.991     $2.072
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                   1,258,365     999,829   784,326    645,105    414,318    244,980
-------------------------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at beginning of period                   $4.845      $4.010    $3.364     $2.615     $2.583     $2.165
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                         $5.526      $4.845    $4.010     $3.364     $2.615     $2.583
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                     517,384     461,578   353,466    216,591    116,535     58,645
-------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------


                                                                                  YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------------------
                                                                1998        1997       1996       1995       1994       1993
-------------------------------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at beginning of period                   $2.098      $1.949    $1.878     $1.637     $1.685     $1.604
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                         $2.211      $2.098    $1.949     $1.878     $1.637     $1.685
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                      48,850      38,292    38,304     31,288     20,674     28,380
HARTFORD INDEX HLS FUND SUB-ACCOUNT
 (Inception date May 1, 1987)
Accumulation Unit Value at beginning of period                   $3.726      $2.845    $2.359     $1.750     $1.755     $1.629
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                         $4.712      $3.726    $2.845     $2.359     $1.750     $1.755
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of (in
 thousands)                                                     160,586     117,372    77,074     32,779     12,030      7,491
-------------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT
 (Inception date July 2, 1990)
Accumulation Unit Value at end of period                         $1.469      $1.482    $1.329     $1.181     $1.220     $0.924
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                         $1.641      $1.469    $1.482     $1.329     $1.181     $1.220
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                     400,336     396,430   326,954    222,606    175,763     66,084
-------------------------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND & GROWTH HLS FUND SUB-ACCOUNT
 (Inception date March 8, 1994)
Accumulation Unit Value at beginning of period                   $2.149      $1.650    $1.359     $1.009     $1.000         --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                         $2.471      $2.149    $1.650     $1.359     $1.009         --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                     735,537     541,076   301,767    101,085     21,973         --
-------------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL ADVISERS HLS FUND SUB-ACCOUNT
 (Inception date March 1, 1995)
Accumulation Unit Value at beginning of period                   $1.319      $1.266    $1.146     $1.000         --         --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                         $1.476      $1.319    $1.266     $1.146         --         --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                     135,919     109,735    56,743     10,717         --         --
-------------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT
 (Inception date August 9, 1996)
Accumulation Unit Value at beginning of period                   $1.247      $1.066    $1.000         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                         $1.374      $1.247    $1.066         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                     156,179     108,104    24,397         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND SUB-ACCOUNT
 (Inception date July 15, 1997)
Accumulation Unit Value at beginning of period                   $1.097      $1.000        --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                         $1.371      $1.097        --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                      65,617      13,437        --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND SUB-ACCOUNT
 (Inception date June 1, 1998)
Accumulation Unit Value at beginning of period                   $1.000          --        --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                         $1.182          --        --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                      11,822          --        --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT
 (Inception date September 30, 1998)
Accumulation Unit Value at beginning of period                   $1.000          --        --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                         $1.315          --        --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         898          --        --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT
 (Inception date September 30, 1998)
Accumulation Unit Value at beginning of period                   $1.000          --        --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                         $1.035          --        --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                       2,255          --        --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS ANNUITY?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

 - For a limited time, usually within ten days after you receive your Contract, you may cancel your Annuity without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Annuity. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Annuity. The Contingent Deferred Sales Charge will depend on the length of time the Premium Payment you made has been in your Annuity. If the amount you paid has been in your Annuity:

 -  For less than two years, the charge is 6%.

 -  For more than two years and less than four years, the charge is 5%.

 -  For more than four years and less than five years, the charge is 4%.

 -  For more than five years and less than six years, the charge is 3%

 -  For more than six years and less than seven years, the charge is 2%.

You won't be charged a Contingent Deferred Sales Charge on:

 -  The Annual Withdrawal Amount

 - Premium Payments or earnings that have been in your Annuity for more than seven years.

 -  Distributions made due to death

 -  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Annuity, if, on either of those dates, the value of your Annuity is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay two other types of charges each year. The first type of charge is the fee you pay for insurance. This charge is:

A mortality and expense risk charge that is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.

The second type of charge is the fee you pay for the Funds.

Currently, Fund charges range from 0.40% to 1.60% annually of the average daily value of the amount you have invested in the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.

If you elect the Optional Death Benefit Rider, we will subtract an additional charge on a daily basis that is equal to an annual charge of .15% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts, or after Annuity Payouts begin under the Payment for a Designated Period Annuity Payout Option.

 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

 - You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us and will be the greater of:

- The total Premium Payments you have made to us minus any amounts you have Surrendered, or

- The Contract Value of your Annuity, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

This Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

If you elect the Optional Death Benefit Rider at an additional charge, the Death Benefit will be the greater of: the total Premium Payments you have made to us minus any amounts you have Surrendered, the Contract Value of your annuity, your Maximum Anniversary Value or your Interest Accumulation

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------
Value starting on the date the Optional Death Benefit Rider is added to your Annuity. The Interest Accumulation Value prior to the deceased's date of death or 81st birthday, whichever is earlier, is equal to:

 -  Your Contract Value on the date the Optional Death Benefit Rider is added;

 - Plus any Premium Payments made after the date the Optional Death Benefit Rider is added;

 - Minus any proportional adjustments for any partial Surrenders taken after the Optional Death Benefit Rider was added;

 -  Compounded daily at an annual rate of 5.0%.

The Optional Death Benefit Rider may not be available if the Contract Owner or Annuitant is age 75 or older. The Optional Death Benefit Rider is not available in Washington.

If you purchase your Contract after September 30, 1999, you must elect the Optional Death Benefit at the time you send us your initial Premium Payment.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Option 1 -- Life Annuity, Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Certain, Option 3 -- Joint and Last Survivor Life Annuity and Option 4: Payments For a Designated Period. We may make other Annuity Payout Options available at any time.

You must begin to take payouts by the Annuitant's 90th birthday. If you do not tell us what Annuity Payout Option you want before that time, we will make payments under Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Certain for 120 monthly payments certain.

GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                LETTER                                     DESCRIPTION
   AGENCY       RATING      CATEGORY       DATE             OF RATING
-----------------------------------------------------------------------------
A.M. Best          A+       Superior       1/99     Financial Strength Rating
-----------------------------------------------------------------------------
S & P             AA      Very Strong      8/99     Financial Strength Rating
-----------------------------------------------------------------------------
Duff & Phelps     AA+      Very High       7/99     Claims Paying Ability
-----------------------------------------------------------------------------
Moody's          Aa3       Excellent       7/99     Financial Strength Rating
-----------------------------------------------------------------------------


THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on May 20, 1991 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for the benefit of you and other Contract Owners, and the persons entitled to the payments described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account which holds assets of other variable annuity contracts or variable life insurance policies offered by the Separate Account which are not described in this Prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Annuity will equal the total of the payments you make to us.

THE FUNDS


The Evergreen VA Capital Growth Fund, Evergreen VA Foundation Fund,
Evergreen VA Growth Fund, Evergreen VA Omega Fund, Evergreen VA Perpetual International Fund, and Evergreen VA Special Equity Fund are series of Evergreen Variable Annuity Trust, a Delaware business trust. Mentor Investment Advisors LLC is the investment advisor to the Evergreen VA Capital Growth Fund and to the Evergreen VA Growth Fund. Evergreen Asset Management Corp. is the investment advisor to the Evergreen VA Foundation Fund. Evergreen Investment Management Company is the investment adviser to the Evergreen

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

VA Omega Fund. Mentor Perpetual Advisors LLC is the investment advisor to the Evergreen VA Perpetual International Fund. Meridian Investment Company is the investment advisor to the Evergreen VA Special Equity Fund. All the investment advisors for the Evergreen Funds are subsidiaries of First Union Corporation, the sixth largest bank holding company in the United States with over $250 billion in consolidated assets as of December 31, 1999.


All of the Hartford Funds are sponsored and administered by Hartford Life Insurance Company. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Funds. Wellington Management Company, LLP ("Wellington Management") and The Hartford Investment Management Company ("HIMCO") serve as sub-investment advisers and provide day to day investment services.

Each Hartford Fund, except for the Hartford Global Leaders HLS Fund, the Hartford Growth and Income HLS Fund and the Hartford High Yield HLS Fund, is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. The Hartford Global Leaders HLS Fund, the Hartford Growth and Income HLS Fund and the Hartford High Yield HLS Fund are diversified series of Hartford Series Fund, Inc., a Maryland corporation, also registered with the Securities and Exchange Commission as an open-end management investment company. The shares of each Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Annuity.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses, policies and procedures are more fully described in the accompanying Funds' prospectus and Statement of Additional Information, which you may order from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:


EVERGREEN VA CAPITAL GROWTH FUND -- Seeks to provide long-term appreciation of capital by investing primarily in common stocks which the investment advisor believes offer the potential for capital appreciation over both the immediate and long term.



EVERGREEN VA FOUNDATION FUND -- Seeks, in order of priority, reasonable income, conservation of capital and capital appreciation.



EVERGREEN VA GROWTH FUND -- Seeks to provide long-term capital growth through investment in common stock. Although the Fund may invest in companies of any size, the Fund invests principally in common stocks of small to mid-sized companies.



EVERGREEN VA OMEGA FUND -- Seeks maximum capital growth through investment in common stocks and convertible securities of companies of all sizes.



EVERGREEN VA PERPETUAL INTERNATIONAL FUND -- Seeks to provide long-term capital appreciation by investing in a diversified portfolio of equity securities of issuers of all sizes located outside the United States. The Fund may also invest in debt securities.



EVERGREEN VA SPECIAL EQUITY -- Seeks capital growth through a diversified portfolio of common stocks of domestic companies of varying market capitalizations.


HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total rate of return by investing in common stocks and other equity securities, bonds and other debt securities, and money market instruments. Sub-advised by Wellington Management.

HARTFORD BOND HLS FUND -- Seeks maximum current income consistent with preservation of capital by investing primarily in investment grade fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford Bond HLS
Fund, Inc." Sub-advised by HIMCO.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital by investing primarily in dividend paying equity securities. Sub-advised by Wellington Management.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued by U.S. company and non-U.S. high quality growth companies worldwide that, in the opinion of Wellington Management, are leaders within their respective industries as indicated by an established market presence and strong competitive position on a global, regional or country basis. Sub-advised by Wellington Management.

HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income by investing primarily in equity securities with earnings growth potential and steady rising dividends. Sub-advised by Wellington Management.

HARTFORD HIGH YIELD HLS FUND -- Seeks high current income buy investing in non-grade fixed-income securities. Growth of capital is a secondary objective. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
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the Funds entitled "Hartford High Yield HLS Fund." Sub-advised by HIMCO.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.* Sub-advised by HIMCO.

HARTFORD INTERNATIONAL ADVISERS HLS FUND -- Seeks maximum long-term total return by investing in a portfolio of equity, debt and money market securities. Securities in which the Fund invests primarily will be denominated in non-U.S. currencies and will be traded in non-U.S. markets. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued by non-U.S. companies. Sub-advised by Wellington Management.

HARTFORD MIDCAP HLS FUND -- Seeks to achieve long-term capital growth through capital appreciation by investing primarily in equity securities of companies with market capitalizations within the range represented by the Standard & Poor's Mid-Cap 400 Index. Sub-advised by Wellington Management.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities, including securities issued by the Government National Mortgage Association. Sub-advised by HIMCO.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in equity securities within the range represented by the Russell 2000 Index selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth by investing primarily in equity securities. Sub-advised by Wellington Management.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under Your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

* "Standard & Poor's," "S&P-Registered Trademark-," "S&P
  500-Registered Trademark-," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford. The Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Index Fund.

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PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated since the date of the Separate Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

The Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns. If applicable, the Sub-Accounts may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

The Hartford Money Market HLS Fund Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

The Separate Account may also disclose YIELD for periods prior to the date the Separate Account commenced operations. For these periods, performance information for the Sub-Accounts will be calculated based on the performance of the underlying Funds and the assumption that the Sub-Accounts were in existence for the same periods as those of the underlying Funds, with a level of charges equal to those currently assessed against the Sub-Accounts. No yield disclosure for periods prior to the date of the Separate Account will be used without the yield disclosure for periods as of the date of the inception of the Separate Account.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

THE FIXED ACCUMULATION FEATURE
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IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
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IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

DOLLAR COST AVERAGING PLUS ("DCA") PROGRAMS -- Currently, you may enroll in a special pre-authorized transfer program known as our DCA Plus Program (the "Program"). Under this Program, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into the Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers to any of the Sub-Accounts under either the 6 Month Transfer Program or 12 Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and a final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, you will receive the Fixed Accumulation Feature's current effective interest rate. Any subsequent payments we receive within the Program period selected will be allocated to the Sub-Accounts over the remainder of that Program transfer period.

You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, you will no longer receive the Program interest rate and unless we receive instructions to the contrary, the amounts remaining in the Program may accrue the interest rate currently in effect for the Fixed Accumulation Feature.

We reserve the right to discontinue, modify or amend the Program or any other interest rate program we establish. Any change to the Program will not affect Contract Owners currently enrolled in the Program. This Program may not be available in all states; please contact us to determine if it is available in your state.

You may only have one DCA program in place at one time. The Fixed Accumulation Feature and Dollar Cost Averaging Plus Program are not available in Oregon.

THE CONTRACT
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PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

- The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $1,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase Program or are part of certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If

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we receive your Premium Payment after the close of the New York Stock Exchange, it will be processed on the next Valuation Day. If we receive your Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until your provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

- The daily mortality and expense risk charge and any other applicable charge such as any Optional Death Benefit Rider Charge adjusted for the number of days in the period.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- We reserve the right to limit the number of transfers to 12 per Contract Year, with no transfers occurring on consecutive Valuation Days. We also have the right to restrict transfers if we believe that the transfers could have an adverse effect on other Contract Owners. In all states except New York, Florida, Maryland and Oregon, we may:

- Require a minimum time period between each transfer,

- Limit the dollar amount that may be transferred on any one Valuation Day, and

- Not accept transfer requests from an agent acting under a power of attorney for more than one Contract Owner.

We also have a restriction in place that involves individuals who act under a power of attorney for multiple Contract Owners. If the value of the Contract Owners' Accounts add up to more than $2 million, we will not accept transfer instructions from the power of attorney unless the power of attorney has entered into a Third Party Transfer Services Agreement with us.

Some states may have different restrictions.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
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FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.
These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait six months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE TRANSFERS -- In most states, you can make transfers by calling us at
(800) 862-6668. Hartford, our agents or our affiliates are not responsible for losses resulting from telephone requests that we believe are genuine. We will use reasonable procedures to confirm that telephone instructions are genuine, including requiring that callers provide certain identification information and recording all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone transfer privilege at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed Power of Attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a Power of Attorney.

CHARGES AND FEES

There are 5 charges and fees associated with the Contract and the Optional Death Benefit Rider Charge:

1.  THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The percentage of the Contingent Deferred Sales Charge is based on how long your Premium Payments have been in the Contract. The Contingent Deferred Sales Charge will not exceed the total amount of the Premium Payments made. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender.

The Contingent Deferred Sales Charge is a percentage of the amount Surrendered and is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   6%
-----------------------------------------
         2                   6%
-----------------------------------------
         3                   5%
-----------------------------------------
         4                   5%
-----------------------------------------
         5                   4%
-----------------------------------------
         6                   3%
-----------------------------------------
         7                   2%
-----------------------------------------
     8 or more               0%
-----------------------------------------

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

- SURRENDERS MADE FROM PREMIUM PAYMENTS INVESTED FOR MORE THAN SEVEN YEARS -- After the seventh Contract Year, you may take the total of: (a) all of your earnings, and (b) all Premium Payments held in your Contract for more than seven years, and (c) 10% of Premium Payments made during the last seven years.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- Upon eligible confinement as described in the Waiver of Sales Charge Rider. For Contracts purchased on or after September 29, 1997, we will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or
  (c) facility certified as a hospital or long-term care facility; or
  (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 90 calendar days of the

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  last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

- On or after the Annuitant's 90th birthday.

- For disabled participants enrolled in a group unallocated, tax qualified retirement plan. With our approval and under certain conditions, participants who become disabled can receive Surrenders free of Contingent Deferred Sales Charge.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies, unless the Contract Owner is not a natural person (e.g. a trust).

- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is fully Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- Upon cancellation during the Right to Cancel Period

2.  MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value (estimated at .90% for mortality and .35% for expenses). The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. We would be required to make these payments if the Payout Option chosen is the Life Annuity, Life Annuity With Payments for a Period Certain or Joint and Last Survivor Life Annuity Payout Option. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

3.  ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.

4.  PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

5. CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
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OPTIONAL DEATH BENEFIT RIDER CHARGE: If you elect the Optional Death Benefit Rider, we will subtract an additional charge on a daily basis that is equal to an annual charge of .15% of your Contract Value invested in the Funds.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The Contract Value on the date the death certificate or other legal document acceptable to us is received; or

- 100% of all Premium Payments paid into the Contract minus any partial Surrenders; or

- The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

The Maximum Anniversary Value is only calculated until the earlier of the Contract Owner or Annuitant's 81st birthday or death.

You may also elect the Optional Death Benefit Rider for an additional fee. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

If you elect the Optional Death Benefit Rider, the Death Benefit prior to the deceased's date of death or the deceased's 81st birthday, whichever is earlier, will be the greater of:

- the total Premium Payments you have made to us minus any amounts you have Surrendered;

- The Contract Value of your annuity, or

- Your Maximum Anniversary Value

- The Interest Accumulation Value on the date the Optional Death Benefit Rider is added to your contract.

The Interest Accumulation Value prior to the deceased's date of death or 81st birthday, whichever is earlier is equal to:

- Your Contract Value on the date the Optional Death Benefit Rider is added;

- Plus any Premium Payments made after the date the Optional Death Benefit Rider is added;

- Minus any proportional adjustments for any partial Surrenders taken after the Optional Death Benefit Rider was added;

- Compounded daily at an annual rate of 5.0%.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any proportional adjustments for any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of the Contract Value on the date the Optional Death Benefit Rider was added, plus 200% of any Premium Payments made since the addition of the Optional Death Benefit Rider minus any proportional adjustments for any Surrenders from that date.

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis that is equal to an annual charge of .15% of your Contract Value invested in the Funds. The Optional Death Benefit Rider may not be available if the Contract Owner or Annuitant is age 75 or older. The Optional Death Benefit Rider is not available in Washington.

The Optional Death Benefit Rider may not be available if the Contract owner or Annuitant is age 75 or older. The Optional Death Benefit Rider is not available in Washington.

If you purchase your Contract after September 30, 1999, you must elect the Optional Death Benefit at the time you send us your initial Premium Payment.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

The Beneficiary may elect under the Annuity Payout Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of the Contract Owner's death if the Contract Owner died before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHO WILL RECEIVE THE DEATH BENEFIT?
The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .  AND . . .                   AND . . .                   THEN THE . . .
----------------------------------------------------------------------------------------------------------------
Contract Owner                There is a surviving joint  The Annuitant is living or  Joint Contract Owner
                              Contract Owner              deceased                    receives the Death
                                                                                      Benefit.
----------------------------------------------------------------------------------------------------------------
Contract Owner                There is no surviving       The Annuitant is living or  Designated Beneficiary
                              joint Contract Owner        deceased                    receives the Death
                                                                                      Benefit.
----------------------------------------------------------------------------------------------------------------
Contract Owner                There is no surviving       The Annuitant is living or  Contract Owner's estate
                              joint Contract Owner and    deceased                    receives the Death
                              the Beneficiary                                         Benefit.
                              predeceases the Contract
                              Owner
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is       There is no named           Death Benefit is paid to
                              living                      Contingent Annuitant        the Contract Owner and not
                                                                                      the designated
                                                                                      Beneficiary.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is       The Contingent Annuitant    Contingent Annuitant
                              living                      is living                   becomes the Annuitant, and
                                                                                      the Contract continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .  AND . . .                                 THEN THE . . .
----------------------------------------------------------------------------------------------------------------
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

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If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the contract owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. If you elect the Optional Death Benefit Rider for an additional charge and the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit, if the Spouse had elected to receive the Death Benefit. This is available only once for each Contract.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. There are two restrictions:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are allowed after the Annuity Commencement Date if you elect the Payments for a Designated Period Annuity Payout Option, but check with your tax advisor because there could be adverse tax consequences.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (b) the SEC permits and orders postponement or (c) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

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WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR:

If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(B) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

We encourage you to consult with your tax adviser before making any Surrenders. Please see the "Federal Tax Considerations" section for more information.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

1.  When do you want Annuity Payouts to begin?

2.  Which Annuity Payout Option do you want to use?

3.  How often do you want to receive Annuity Payouts?

4.  What is the Assumed Investment Rate?

5.  Do you want fixed dollar amount or variable dollar amount Annuity Payouts?

Please check with your financial advisor to select the Annuity Payout Option that best meets your income needs.

1.  WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the 15th day of the month of the Annuitant's 90th birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2.  WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary after the death of the Contract Owner and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options.

OPTION 1 -- LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

OPTION 2 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of months, then the Commuted Value as of the date of the Annuitant's death will be paid in one sum to the Beneficiary.

OPTION 3 -- JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts; either fixed or variable, after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
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OPTION 4 -- PAYMENTS FOR A DESIGNATED PERIOD

We will make Annuity Payouts for the number of years that you select. You can select between 5 years and 30 years.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED THE PAYMENTS FOR A DESIGNATED PERIOD ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For Non-Qualified Contracts, if you do not elect an Annuity Payout Option, fixed Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with 120,180 or 240 Monthly Payments Certain Annuity Payout Option with payouts for 120 months.

- For Qualified Contracts and Contracts issued in Texas, if you do not elect an Annuity Payout Option, fixed Annuity Payouts will begin automatically on the Annuity Commencement Date, under the Annuity Payout Option 1 -- Life Annuity.

3.  HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

4.  WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return is the investment return used to calculate variable Annuity Payouts. The Assumed Investment Return for your Annuity is 5%. The first Annuity Payout will be based upon a 5% Assumed Investment Return. The remaining Annuity Payouts will fluctuate based on the actual investment results of the Sub-Accounts.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED-DOLLAR AMOUNT OR VARIABLE-DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed-dollar amounts or variable-dollar amounts, depending on your income needs.

FIXED-DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed-dollar amount Annuity Payout begins, you cannot change your selection to receive variable-dollar amount Annuity Payout. You will receive equal fixed-dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed-dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an Annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE-DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable-dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable-dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable-dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable), and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

- the Assumed Investment Return

The total amount of the first variable-dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable-dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

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OTHER PROGRAMS AVAILABLE

INVESTEASE-REGISTERED TRADEMARK- PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year. We can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your seventh Contract Year.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. Some Contracts offer model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor -- ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.

OTHER INFORMATION
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ASSIGNMENT -- Ownership of this Contract is generally assignable. However, if the Contract is issued to a tax qualified retirement plan, it is possible that the ownership of the Contract may not be transferred or assigned. An assignment of a Non-Qualified Contract may subject the Contract Values or Surrender Value to income taxes and certain penalty taxes.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice. We may modify the Contract, but no modification will effect the amount or term of any Contract unless a modification is required to conform the Contract to applicable Federal or State law. No modification will effect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 6% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.


The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
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officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.


LEGAL MATTERS AND EXPERTS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life and Annuity Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

MORE INFORMATION

You may call your Representative if you have any questions or write or call us at the address below:

Hartford Life and Annuity Insurance Company
 Attn: Individual Annuity Services
 P.O. Box 5085
 Hartford, Connecticut 06102-5085
 Telephone: (800) 862-6668 (Contract Owners)
          (800) 862-7155 (Registered Representatives)

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

What are some of the federal tax consequences which affect these Contracts?

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory

28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    A. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

    B. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    C. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.

    D. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
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 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

    5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    E. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph 3.

    F. REQUIRED DISTRIBUTIONS

  i. Death of Contract Owner or Primary Annuitant

    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

    3.  If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements

     If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. The election must be made and payments must begin within a year of the death.

 iii. Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal continuation shall apply only once for this contract.

 3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D.  FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution which is taxable income to the recipient will be subject to federal income tax withholding, pursuant to Section 3405 of the Code. The application of this provision is summarized below:

 1. NON-PERIODIC DISTRIBUTIONS.

The portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding unless the recipient elects not to have taxes withheld. If there is no election to waive withholding, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. If the necessary election forms are not submitted to Hartford, Hartford will automatically withhold 10% of the taxable distribution.

 2. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
    YEAR).

The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested.

E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   31
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(B) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. Generally, such contributions may not exceed the lesser of $10,000 (indexed) or 20% of the employee's "includable compensation" for such employee's most recent full year of employment, subject to other adjustments. Special provisions under the Code may allow some employees to elect a different overall limitation.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon separation from service;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is 33 1/3% of a participant's includable compensation (typically 25% of gross compensation) or, for 1999, $8,000 (indexed), whichever is less. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age.

All of the assets and income of an eligible Deferred Compensation Plan established by a governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Eligible Deferred Compensation Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-

32                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- separates from service,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Deferred Compensation Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Deferred Compensation Plans under section 457 in limited cases.

4.  INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. Distributions from certain tax-qualified retirement plans may be "rolled-over" to an IRA on a tax-deferred basis.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(A) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distributions that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(B) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   33
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the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

(C) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from such other tax-qualified retirement plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions; or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

SECTION                                                       PAGE
----------------------------------------------------------------------
DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
----------------------------------------------------------------------
SAFEKEEPING OF ASSETS
----------------------------------------------------------------------
INDEPENDENT PUBLIC ACCOUNTANTS
----------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS
----------------------------------------------------------------------
CALCULATION OF YIELD AND RETURN
----------------------------------------------------------------------
PERFORMANCE COMPARISONS
----------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------

This form must be completed for all tax-sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

The Hartford Variable Annuity Contract that you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

a. Attained age 59 1/2,

b. Separated from service,

c. Died, or

d. Become disabled.

Distributions of post December 31, 1988 contributions (excluding any income thereon) may also be made if you have experienced a financial hardship.

Also, there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service.

Also, please be aware that your 403(b) Plan may also offer other financial alternatives other than the Director Select Variable Annuity. Please refer to your Plan.

Please complete the following and return to:

    Hartford Life and Annuity Insurance Company
    Individual Annuity Services
    P.O. Box 5085
    Hartford, CT 06102-5085

Name of Contract Owner/Participant
-------------------------------------------------------------------------

Address
--------------------------------------------------------------------------------

City or Plan/School District
--------------------------------------------------------------------------------

Date:
--------------------------------------------------------------------------------

Contract No:
--------------------------------------------------------------------------------

Signature:
--------------------------------------------------------------------------------

To obtain a Statement of Additional Information, please complete the form below and mail to:

    Hartford Life and Annuity Insurance Company
    Attn: Individual Annuity Services
    P.O. Box 5085
    Hartford, CT 06102-5085

Please send a Statement of Additional Information to me at the following address:

-------------------------------------------------------------------------------------------------------------------
                            Name

------------------------------------------------------------
                          Address

------------------------------------------------------------
    City/State            Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT ONE
                         THE DIRECTOR VARIABLE ANNUITY


This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company Attn: Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.




Date of Prospectus:  February 1, 2000

Date of Statement of Additional Information:  February 1, 2000








33-73568

                                TABLE OF CONTENTS


SECTION                                                                    PAGE
-------                                                                    ----

DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE
      COMPANY. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3

SAFEKEEPING OF ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . . 3

INDEPENDENT PUBLIC ACCOUNTANTS . . . . . . . . . . . . . . . . . . . . . . 3

DISTRIBUTION OF CONTRACTS. . . . . . . . . . . . . . . . . . . . . . . . . 4

CALCULATION OF YIELD AND RETURN. . . . . . . . . . . . . . . . . . . . . . 5

PERFORMANCE COMPARISONS. . . . . . . . . . . . . . . . . . . . . . . . . . 8

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . .

              DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY


Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                                  HARTFORD'S RATINGS


                     LETTER                               DESCRIPTION
  AGENCY             RATING   CATEGORY        DATE        OF RATING
  ------            -------   --------        -----       -----------
 A.M. Best            A+        Superior       1/99        Financial Strength Rating
 S&P                  AA        Very Strong    8/99        Financial Strength Rating
 Duff & Phelps        AA+       Very High      7/99        Claims Paying Ability
 Moody's              Aa3       Excellent      7/99        Financial Strength Rating


                               SAFEKEEPING OF ASSETS

Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

                            INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                           DISTRIBUTION OF CONTRACTS


Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 6% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for
variable insurance compensation.   Compensation is generally based on Premium
Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 1998: $107,925,386, 1997: $134,304,585 and 1996: $118,242,027. HSD has
retained none of these commissions.


                         CALCULATION OF YIELD AND RETURN


YIELD OF THE HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT. As summarized in the Prospectus under the heading "Performance Related Information," the yield of the Hartford Money Market HLS Fund Sub-Account for a seven-day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the underlying funds, less daily expense charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.



The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365/7 and subtracting 1 from the result, according to the following formula:

                                                365/7
     Effective Yield = [(Base Period Return + 1)     ] - 1


THE HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT'S YIELD AND EFFECTIVE YIELD WILL VARY IN RESPONSE TO FLUCTUATIONS IN INTEREST RATES AND IN THE EXPENSES OF THE SUB-ACCOUNT. THE CURRENT YIELD AND EFFECTIVE YIELD REFLECT RECURRING CHARGES
ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE MAXIMUM ANNUAL MAINTENANCE FEE.

The yield and effective yield for the seven-day period ending December 31, 1999 for the Hartford Money Market HLS Fund Sub-Account was as follows ($30
Annual Maintenance Fee):



 SUB-ACCOUNT                          YIELD                EFFECTIVE YIELD
 -----------                          -----                ---------------
 Hartford Money Market HLS Fund*      4.10%                     4.18%



*Yield and effective yield for the seven-day period ending December 31, 1999.


YIELDS OF HARTFORD BOND HLS FUND, HARTFORD HIGH YIELD HLS FUND, AND HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNTS. As summarized in the Prospectus under the heading "Performance Related Information," yields of the above Sub-Accounts will be computed by annualizing a recent month's net investment income, divided by a Fund share's net asset value on the last trading day of that month. Net changes in the value of a hypothetical account will assume the change in the underlying mutual fund's "net asset value per share" for the same period in addition to the daily expense charge assessed, at the sub-account level for the respective period. The Sub-Accounts' yields will vary from time-to-time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the underlying Fund.



THE YIELD REFLECTS RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE ANNUAL MAINTENANCE FEE.


Yield calculations of the Sub-Accounts used for illustration purposes reflect the interest earned by the Sub-Accounts, less applicable asset charges assessed against a Contract Owner's account over the base period. Yield quotations based on a 30-day period were computed by dividing the dividends and interest earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:


Example:
                                                             6
Current Yield Formula for the Sub-Account  2[((A-B)/(CD) + 1)  - 1]

Where   A = Dividends and interest earned during the period.
        B = Expenses accrued for the period (net of reimbursements).
        C = The average daily number of units outstanding during the period that were entitled to receive dividends.
        D = The maximum offering price per unit on the last day of the period.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

The method of calculating yields described above for these Sub-Accounts differs from the method used by the Sub-Accounts prior to May 1, 1988. The denominator of the fraction used to calculate yield was previously the average unit value for the period calculated. That denominator will hereafter be the unit value of the Sub-Accounts on the last trading day of the period calculated.


 SUB-ACCOUNT                                                    YIELD
 -----------                                                    -----
 Hartford Bond HLS Fund**                                       5.69%
 Hartford High Yield HLS Fund**                                 8.30%
 Hartford Mortgage Securities HLS Fund**                        5.51%



**Yield quotation based on a 30-day period ended December 31, 1999.


CALCULATION OF TOTAL RETURN. As summarized in the Prospectus under the heading "Performance Related Information," total return is a measure of the change in value of an investment in a Sub-Account over the period covered. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Total return will be calculated since the inception of the Separate Account for one year, five years and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.



The following are the standardized average annual total return quotations for the Sub-Accounts for the fiscal year ended December 31, 1999.





                                                          SEPARATE                                         SINCE
                                                           ACCOUNT                                       INCEPTION
                                                          INCEPTION                                     OF SEPARATE
SUB-ACCOUNT                                                 DATE      1 YEAR     5 YEAR     10 YEAR       ACCOUNT
-----------                                               ---------   ------     ------     -------     -----------
Evergreen VA Capital Growth Fund                            3/2/98    (3.83%)      N/A        N/A         0.48%
Evergreen VA Foundation Fund                                3/1/96     0.26%       N/A        N/A        11.67%
Evergreen VA Growth Fund                                    3/2/98    10.71%       N/A        N/A        (2.49%)
Evergreen VA Omega Fund                                     3/1/97    36.42%       N/A        N/A        21.86%
Evergreen VA Perpetual International Fund                   3/2/98    29.25%       N/A        N/A        20.21%
Evergreen VA Special Equity Fund                           9/29/99     N/A         N/A        N/A         9.49%
Hartford Advisers HLS Fund                                 5/20/91     0.21%      16.68%      N/A        11.08%
Hartford Bond HLS Fund                                     5/20/91   (12.23%)      3.03%      N/A         3.16%
Hartford Capital Appreciation HLS Fund                     5/20/91    26.75%      20.95%      N/A        18.34%
Hartford Dividend & Growth HLS Fund                         3/9/94    (4.99%)     18.18%      N/A        15.15%
Hartford Global Leaders HLS Fund                           10/1/98    39.51%       N/A        N/A        61.69%
Hartford Growth and Income HLS Fund                        5/29/98    11.32%       N/A        N/A        17.78%
Hartford High Yield HLS Fund                               10/1/98    (5.60%)      N/A        N/A        (4.06%)
Hartford Index HLS Fund                                    5/20/91    10.00%      23.93%      N/A        15.45%
Hartford International Advisers HLS Fund                    3/1/95    12.63%       N/A        N/A         9.66%
Hartford International Opportunities HLS Fund              5/20/91    29.12%      10.72%      N/A         8.32%
Hartford MidCap HLS Fund                                   7/30/97    40.92%       N/A        N/A        30.04%
Hartford Money Market HLS Fund                             5/20/91    (5.41%)      0.27%      N/A         0.25%
Hartford Mortgage Securities HLS Fund                      5/20/91    (8.74%)      2.89%      N/A         2.55%
Hartford Small Company HLS Fund                             8/9/96    54.78%       N/A        N/A        23.06%
Hartford Stock HLS Fund                                    5/20/91     9.30%      24.60%      N/A        15.74%



Performance figures above do not reflect any deductions for Optional Death Benefit charges.
Performance would have been lower had the Optional Death Benefit been available and been chosen.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted and the time periods used to calculate return are based on the inception date of the underlying Funds. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

     The following are the non-standardized average annual total return quotations for the Sub-Accounts for the fiscal year ended December 31, 1999.





                                                            FUND                                          SINCE
                                                          INCEPTION                                      INCEPTION
SUB-ACCOUNT                                                 DATE      1 YEAR     5 YEAR     10 YEAR       OF FUND
-----------                                               ---------   ------     ------     -------     -----------
Evergreen VA Capital Growth Fund                           3/2/98      5.17%       N/A        N/A           6.94%
Evergreen VA Foundation Fund                               3/1/96      9.26%       N/A        N/A          15.17%
Evergreen VA Growth Fund                                   3/2/98     19.71%       N/A        N/A           4.61%
Evergreen VA Omega Fund                                    3/1/97     45.42%       N/A        N/A          26.06%
Evergreen VA Perpetual International Fund                  3/2/98     38.25%       N/A        N/A          26.27%
Evergreen VA Special Equity Fund                          9/29/99      N/A         N/A        N/A          18.49%
Hartford Advisers HLS Fund                                3/31/83      9.21%      19.26%     12.57%        12.25%
Hartford Bond HLS Fund                                    8/31/77     (3.23%)      6.34%      6.07%         7.18%
Hartford Capital Appreciation HLS Fund                     4/2/84     35.75%      23.46%     18.28%        17.26%
Hartford Dividend & Growth HLS Fund                        3/8/94      4.01%      20.55%      N/A          17.61%
Hartford Global Leaders HLS Fund                          9/30/98     48.51%       N/A        N/A          70.84%
Hartford Growth and Income HLS Fund                       5/29/98     20.32%       N/A        N/A          24.75%
Hartford High Yield HLS Fund                              9/30/98      3.40%       N/A        N/A           5.57%
Hartford Index HLS Fund                                    5/1/87     19.00%      26.23%     15.98%        14.57%
Hartford International Advisers HLS Fund                   3/1/95     21.63%       N/A        N/A          12.86%
Hartford International Opportunities HLS Fund              7/2/90     38.12%      13.92%      N/A           8.99%
Hartford MidCap HLS Fund                                  7/30/97     49.92%       N/A        N/A          34.65%
Hartford Money Market HLS Fund                            6/30/80      3.59%       3.98%      3.80%         6.05%
Hartford Mortgage Securities HLS Fund                      1/1/85      0.26%       6.25%      5.77%         7.05%
Hartford Small Company HLS Fund                            8/9/96     63.78%        N/A        N/A         26.99%
Hartford Stock HLS Fund                                   8/31/77     18.30%      26.90%     16.42%        14.84%



Performance figures above do not reflect any deductions for Optional Death Benefit charges.
Performance would have been lower had the Optional Death Benefit been available and been chosen.

                               PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. Each Sub-Account may from time-to-time include its total return in advertisements or in information furnished to present or prospective shareholders. Each Sub-Account may from time-to-time include its yield and total return in advertisements or in information furnished to present or prospective shareholders. Each Sub-Account may from time-to-time include in advertisements its total return (and yield in the case of certain Sub-Accounts) the ranking of those performance figures relative to such figures for groups of other annuities analyzed by Lipper Analytical Services and Morningstar, Inc. as having the same investment objectives.

The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

The NASDAQ-OTC Composite Price Index (The "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of
100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is an unmanaged index, which includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand, and the Far East. The EAFE Index is weighted by market capitalization, and therefore, it has a heavy representation in countries with large stock markets, such as Japan.

The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Shearson Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.


The Composite Index for Hartford Advisers HLS Fund is comprised of the S&P 500 (55%), the Lehman Government/Corporate Bond Index (35%), both mentioned above, and 90 Day U.S. Treasury Bills (10%).

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 SA-1
--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
 TO HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 SEPARATE ACCOUNT ONE AND TO THE
 OWNERS OF UNITS OF INTEREST THEREIN:


We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account One (Bond Fund, Stock Fund, Money Market Fund, Advisers Fund, Capital Appreciation Fund, Mortgage Securities Fund, Index Fund, International Opportunities Fund, Dividend and Growth Fund, International Advisers Fund, Small Company Fund, MidCap Fund, Mentor Capital Growth Fund, Mentor Perpetual International Fund, Mentor Growth Fund, Global Leaders Fund, High Yield Fund, and Growth and Income Fund) (collectively, the Account) as of December 31, 1998, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1998, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut

February 16, 1999                                            ARTHUR ANDERSEN LLP

SA-2                                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS & LIABILITIES
 YEAR ENDED DECEMBER 31, 1998

                            BOND FUND      STOCK FUND
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. - Class
     IA
    Shares 380,558,700
    Cost $399,499,923
      Market Value.......  $411,256,468        --
    Hartford Stock HLS
     Fund, Inc. - Class
     IA
    Shares 513,943,883
    Cost $2,170,908,704
      Market Value.......       --       $3,372,328,102
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
    Shares 345,742,205
    Cost $345,742,205
      Market Value.......       --             --
    Hartford Advisers HLS
     Fund, Inc. - Class
     IA
    Shares 1,862,478,644
    Cost $4,012,019,599
      Market Value.......       --             --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. - Class
     IA
    Shares 602,284,430
    Cost $2,212,701,469
      Market Value.......       --             --
    Hartford Mortgage
     Securities HLS Fund,
     Inc. - Class IA
    Shares 100,460,881
    Cost $109,029,070
      Market Value.......       --             --
    Hartford Index HLS
     Fund, Inc. - Class
     IA
    Shares 213,539,249
    Cost $534,739,672
      Market Value.......       --             --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. - Class
     IA
    Shares 486,127,383
    Cost $617,788,895
      Market Value.......       --             --
    Hartford Dividend and
     Growth HLS Fund,
     Inc. - Class IA
    Shares 844,442,536
    Cost $1,419,647,238
      Market Value.......       --             --
    Hartford
     International
     Advisers HLS Fund,
     Inc. - Class IA
    Shares 174,208,203
    Cost $199,416,162
      Market Value.......       --             --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       362,859       2,624,788
  Receivable from fund
   shares sold...........       --             --
                           ------------  --------------
  Total Assets...........   411,619,327   3,374,952,890
                           ------------  --------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --             --
  Payable for fund shares
   purchased.............       362,819       2,622,542
                           ------------  --------------
  Total Liabilities......       362,819       2,622,542
                           ------------  --------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $411,256,508  $3,372,330,348
                           ------------  --------------
                           ------------  --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 SA-3
--------------------------------------------------------------------------------

                              MONEY                           CAPITAL             MORTGAGE
                           MARKET FUND   ADVISERS FUND   APPRECIATION FUND    SECURITIES FUND      INDEX FUND
                           SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  --------------  ------------------   ----------------   --------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. - Class
     IA
    Shares 380,558,700
    Cost $399,499,923
      Market Value.......      --             --                --                  --                 --
    Hartford Stock HLS
     Fund, Inc. - Class
     IA
    Shares 513,943,883
    Cost $2,170,908,704
      Market Value.......      --             --                --                  --                 --
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
    Shares 345,742,205
    Cost $345,742,205
      Market Value.......  $345,742,206       --                --                  --                 --
    Hartford Advisers HLS
     Fund, Inc. - Class
     IA
    Shares 1,862,478,644
    Cost $4,012,019,599
      Market Value.......      --        $5,559,969,961         --                  --                 --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. - Class
     IA
    Shares 602,284,430
    Cost $2,212,701,469
      Market Value.......      --             --           $2,866,320,390           --                 --
    Hartford Mortgage
     Securities HLS Fund,
     Inc. - Class IA
    Shares 100,460,881
    Cost $109,029,070
      Market Value.......      --             --                --              $108,955,151           --
    Hartford Index HLS
     Fund, Inc. - Class
     IA
    Shares 213,539,249
    Cost $534,739,672
      Market Value.......      --             --                --                  --           $  762,431,637
    Hartford
     International
     Opportunities HLS
     Fund, Inc. - Class
     IA
    Shares 486,127,383
    Cost $617,788,895
      Market Value.......      --             --                --                  --                 --
    Hartford Dividend and
     Growth HLS Fund,
     Inc. - Class IA
    Shares 844,442,536
    Cost $1,419,647,238
      Market Value.......      --             --                --                  --                 --
    Hartford
     International
     Advisers HLS Fund,
     Inc. - Class IA
    Shares 174,208,203
    Cost $199,416,162
      Market Value.......      --             --                --                  --                 --
  Due from Hartford Life
   and Annuity Insurance
   Company...............      421,944       1,806,477             69,123             88,820            252,179
  Receivable from fund
   shares sold...........       14,552        --                  133,219                 29           --
                           ------------  --------------  ------------------   ----------------   --------------
  Total Assets...........  346,178,702   5,561,776,438      2,866,522,732        109,044,000        762,683,816
                           ------------  --------------  ------------------   ----------------   --------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       14,580        --                --                        32           --
  Payable for fund shares
   purchased.............      424,367       1,803,197             30,681             89,714            247,739
                           ------------  --------------  ------------------   ----------------   --------------
  Total Liabilities......      438,947       1,803,197             30,681             89,746            247,739
                           ------------  --------------  ------------------   ----------------   --------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $345,739,755  $5,559,973,241    $2,866,492,051       $108,954,254     $  762,436,077
                           ------------  --------------  ------------------   ----------------   --------------
                           ------------  --------------  ------------------   ----------------   --------------

                              INTERNATIONAL        DIVIDEND AND      INTERNATIONAL
                           OPPORTUNITIES FUND       GROWTH FUND      ADVISERS FUND
                               SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                           -------------------   -----------------   --------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. - Class
     IA
    Shares 380,558,700
    Cost $399,499,923
      Market Value.......         --                    --                --
    Hartford Stock HLS
     Fund, Inc. - Class
     IA
    Shares 513,943,883
    Cost $2,170,908,704
      Market Value.......         --                    --                --
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
    Shares 345,742,205
    Cost $345,742,205
      Market Value.......         --                    --                --
    Hartford Advisers HLS
     Fund, Inc. - Class
     IA
    Shares 1,862,478,644
    Cost $4,012,019,599
      Market Value.......         --                    --                --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. - Class
     IA
    Shares 602,284,430
    Cost $2,212,701,469
      Market Value.......         --                    --                --
    Hartford Mortgage
     Securities HLS Fund,
     Inc. - Class IA
    Shares 100,460,881
    Cost $109,029,070
      Market Value.......         --                    --                --
    Hartford Index HLS
     Fund, Inc. - Class
     IA
    Shares 213,539,249
    Cost $534,739,672
      Market Value.......         --                    --                --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. - Class
     IA
    Shares 486,127,383
    Cost $617,788,895
      Market Value.......      $658,633,088             --                --
    Hartford Dividend and
     Growth HLS Fund,
     Inc. - Class IA
    Shares 844,442,536
    Cost $1,419,647,238
      Market Value.......         --             $   1,824,406,277        --
    Hartford
     International
     Advisers HLS Fund,
     Inc. - Class IA
    Shares 174,208,203
    Cost $199,416,162
      Market Value.......         --                    --            $201,156,297
  Due from Hartford Life
   and Annuity Insurance
   Company...............             7,840                 39,963           4,583
  Receivable from fund
   shares sold...........         --                       263,090          35,519
                           -------------------   -----------------   --------------
  Total Assets...........       658,640,928          1,824,709,330     201,196,399
                           -------------------   -----------------   --------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............           123,419                262,396          35,607
  Payable for fund shares
   purchased.............            66,757                 39,882           4,585
                           -------------------   -----------------   --------------
  Total Liabilities......           190,176                302,278          40,192
                           -------------------   -----------------   --------------
  Net Assets (variable
   annuity contract
   liabilities)..........      $658,450,752      $   1,824,407,052    $201,156,207
                           -------------------   -----------------   --------------
                           -------------------   -----------------   --------------

SA-4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
 DECEMBER 31, 1998

                              SMALL        MIDCAP
                           COMPANY FUND     FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
ASSETS:
  Investments:
    Hartford Small
     Company HLS Fund,
     Inc. - Class IA
    Shares 163,196,148
    Cost $195,190,859
      Market Value.......  $215,600,879      --
    Hartford MidCap HLS
     Fund, Inc. - Class
     IA
    Shares 63,119,036
    Cost $76,952,597
      Market Value.......      --        $90,844,451
    Mentor VIP Capital
     Growth Fund, Inc.
    Shares 108,276
    Cost $1,352,216
      Market Value.......      --            --
    Mentor VIP Perpetual
     International Fund,
     Inc.
    Shares 72,306
    Cost $965,503
      Market Value.......      --            --
    Mentor VIP Growth
     Fund, Inc.
    Shares 51,628
    Cost $535,226
      Market Value.......      --            --
    Hartford Global
     Leader HLS Fund -
     Class IA
    Shares 933,527
    Cost $1,147,333
      Market Value.......      --            --
    Hartford High Yield
     HLS Fund - Class IA
    Shares 2,383,733
    Cost $2,409,651
      Market Value.......      --            --
    Hartford Growth and
     Income HLS Fund -
     Class IA
    Shares 12,854,583
    Cost $13,338,246
      Market Value.......      --            --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       82,389      158,156
  Receivable from fund
   shares sold...........      --                30
                           ------------  -----------
  Total Assets...........  215,683,268   91,002,637
                           ------------  -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --                33
  Payable for fund shares
   purchased.............       81,459      157,877
                           ------------  -----------
  Total Liabilities......       81,459      157,910
                           ------------  -----------
  Net Assets (variable
   annuity contract
   liabilities)..........  $215,601,809  $90,844,727
                           ------------  -----------
                           ------------  -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 SA-5
--------------------------------------------------------------------------------

                           MENTOR VIP CAPITAL    MENTOR VIP PERPETUAL     MENTOR VIP       GLOBAL           HIGH        GROWTH AND
                               GROWTH FUND        INTERNATIONAL FUND     GROWTH FUND    LEADERS FUND     YIELD FUND    INCOME FUND
                               SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------------   ---------------------   ------------   -------------   ------------   ------------
ASSETS:
  Investments:
    Hartford Small
     Company HLS Fund,
     Inc. - Class IA
    Shares 163,196,148
    Cost $195,190,859
      Market Value.......        --                     --                   --              --             --             --
    Hartford MidCap HLS
     Fund, Inc. - Class
     IA
    Shares 63,119,036
    Cost $76,952,597
      Market Value.......        --                     --                   --              --             --             --
    Mentor VIP Capital
     Growth Fund, Inc.
    Shares 108,276
    Cost $1,352,216
      Market Value.......       $1,470,384              --                   --              --             --             --
    Mentor VIP Perpetual
     International Fund,
     Inc.
    Shares 72,306
    Cost $965,503
      Market Value.......        --                    $1,013,010            --              --             --             --
    Mentor VIP Growth
     Fund, Inc.
    Shares 51,628
    Cost $535,226
      Market Value.......        --                     --                 $ 591,659         --             --             --
    Hartford Global
     Leader HLS Fund -
     Class IA
    Shares 933,527
    Cost $1,147,333
      Market Value.......        --                     --                   --           $1,199,752        --             --
    Hartford High Yield
     HLS Fund - Class IA
    Shares 2,383,733
    Cost $2,409,651
      Market Value.......        --                     --                   --              --          $2,423,652        --
    Hartford Growth and
     Income HLS Fund -
     Class IA
    Shares 12,854,583
    Cost $13,338,246
      Market Value.......        --                     --                   --              --             --         $15,245,046
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                     --                   --                3,970         17,616        213,335
  Receivable from fund
   shares sold...........               50                     35                 20               1              4             52
                           -------------------        -----------        ------------   -------------   ------------   ------------
  Total Assets...........        1,470,434              1,013,045            591,679       1,203,723      2,441,272     15,458,433
                           -------------------        -----------        ------------   -------------   ------------   ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............               66                     58                  7         --                   3             57
  Payable for fund shares
   purchased.............        --                     --                   --                3,960         17,615        213,428
                           -------------------        -----------        ------------   -------------   ------------   ------------
  Total Liabilities......               66                     58                  7           3,960         17,618        213,485
                           -------------------        -----------        ------------   -------------   ------------   ------------
  Net Assets (variable
   annuity contract
   liabilities)..........       $1,470,368             $1,012,987          $ 591,672      $1,199,763     $2,423,654    $15,244,948
                           -------------------        -----------        ------------   -------------   ------------   ------------
                           -------------------        -----------        ------------   -------------   ------------   ------------

SA-6                                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                         UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS     PRICE       LIABILITY
                                     -------------  ---------  ---------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Bond Fund Sub-Account............    180,119,797  $2.257591  $   406,636,833
  Bond Fund Sub-Account............      3,237,265   1.030760        3,336,843
  High Yield Sub-Account...........      2,254,839   1.034881        2,333,490
  High Yield Sub-Account...........         87,179   1.034245           90,164
  Stock Fund Sub-Account...........    553,087,499   6.065754    3,354,892,709
  Stock Fund Sub-Account...........      7,571,146   1.036705        7,849,045
  Money Market Fund Sub-Account....    195,488,799   1.715714      335,402,871
  Money Market Fund Sub-Account....      9,217,359   1.016497        9,369,418
  Advisers Fund Sub-Account........  1,258,364,667   4.397886    5,534,144,353
  Advisers Fund Sub-Account........     15,480,493   1.035292       16,026,830
  Capital Appreciation Fund
   Sub-Account.....................    517,384,327   5.525767    2,858,945,241
  Capital Appreciation Fund
   Sub-Account.....................      3,000,204   0.984021        2,952,264
  Mortgage Securities Fund
   Sub-Account.....................     48,850,074   2.210954      108,005,267
  Mortgage Securities Fund
   Sub-Account.....................        695,958   1.022348          711,511
  Growth and Income Sub-Account....     11,822,488   1.181798       13,971,792
  Growth and Income Sub-Account....      1,167,734   1.090279        1,273,156
  Index Fund Sub-Account...........    160,585,731   4.712432      756,749,336
  Index Fund Sub-Account...........      3,777,102   1.044934        3,946,821
  Global Leaders Fund
   Sub-Account.....................        898,417   1.314731        1,181,177
  Global Leaders Fund
   Sub-Account.....................         14,146   1.313892           18,586
  International Opportunities Fund
   Sub-Account.....................    400,335,712   1.641190      657,026,967
  International Opportunities Fund
   Sub-Account.....................        657,015   0.924280          607,266
  Dividend and Growth Fund
   Sub-Account.....................    735,536,976   2.470981    1,817,497,892
  Dividend and Growth Fund
   Sub-Account.....................      4,239,504   1.008274        4,274,583
  International Advisers Fund
   Sub-Account.....................    135,919,042   1.476317      200,659,594
  International Advisers Fund
   Sub-Account.....................        373,140   0.971290          362,427
  Small Company Fund Sub-Account...    156,179,000   1.374218      214,623,993
  Small Company Fund Sub-Account...        672,638   0.975191          655,950
  MidCap Fund Sub-Account..........     65,617,196   1.371074       89,966,032
  MidCap Fund Sub-Account..........        732,350   1.016840          744,684
  Mentor Capital Growth
   Sub-Account.....................      1,367,467   1.075249        1,470,368
  Mentor Perpetual International
   Sub-Account.....................        913,254   1.109206        1,012,987
  Mentor Growth Sub-Account........        652,130   0.907292          591,672
                                                               ---------------
  SUB-TOTAL GROUP SUB-ACCOUNTS.....                             16,407,332,122
                                                               ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 SA-7
--------------------------------------------------------------------------------


                                         UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS     PRICE       LIABILITY
                                     -------------  ---------  ---------------
ANNUITY CONTRACTS IN THE ANNUITY
 PERIOD:
GROUP SUB-ACCOUNTS:
  Bond Fund Sub-Account............        568,230  $2.257591  $     1,282,832
  Stock Fund Sub-Account...........      1,580,775   6.065754        9,588,594
  Money Market Fund Sub-Account....        563,885   1.715714          967,466
  Advisers Fund Sub-Account........      2,228,811   4.397886        9,802,058
  Capital Appreciation Fund
   Sub-Account.....................        831,477   5.525767        4,594,546
  Mortgage Securities Fund
   Sub-Account.....................        107,409   2.210954          237,476
  Index Fund Sub-Account...........        369,219   4.712432        1,739,920
  International Opportunities Fund
   Sub-Account.....................        497,516   1.641190          816,519
  Dividend and Growth Fund
   Sub-Account.....................      1,066,207   2.470981        2,634,577
  International Advisers Fund
   Sub-Account.....................         90,892   1.476317          134,186
  Small Company Fund Sub-Account...        234,218   1.374218          321,866
  MidCap Fund Sub-Account..........         97,742   1.371074          134,011
                                                               ---------------
  SUB-TOTAL GROUP SUB-ACCOUNTS.....                                 32,254,051
                                                               ---------------
GRAND TOTAL........................                            $16,439,586,173
                                                               ---------------
                                                               ---------------

SA-8                                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                            BOND FUND    STOCK FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  ------------
INVESTMENT INCOME:
  Dividends..............  $19,422,738  $ 25,422,449
EXPENSES:
  Mortality and expense
   undertakings..........   (3,957,943)  (33,114,279)
                           -----------  ------------
    Net investment income
     (loss)..............   15,464,795    (7,691,830)
                           -----------  ------------
CAPITAL GAINS INCOME.....      --         76,061,613
                           -----------  ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (5,587)   (1,418,674)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    5,072,560   663,245,884
                           -----------  ------------
    Net gain (loss) on
     investments.........    5,066,973   661,827,210
                           -----------  ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $20,531,768  $730,196,993
                           -----------  ------------
                           -----------  ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                SA-9
--------------------------------------------------------------------------------

                              MONEY                           CAPITAL             MORTGAGE
                           MARKET FUND  ADVISERS FUND    APPRECIATION FUND    SECURITIES FUND      INDEX FUND
                           SUB-ACCOUNT   SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           -----------  --------------   ------------------   ----------------   --------------
INVESTMENT INCOME:
  Dividends..............  $12,949,636   $ 109,628,714      $ 15,232,567         $ 6,660,262     $    6,171,446
EXPENSES:
  Mortality and expense
   undertakings..........   (3,174,374)    (56,235,664)      (31,598,370)         (1,164,598)        (7,331,927)
                           -----------  --------------   ------------------   ----------------   --------------
    Net investment income
     (loss)..............    9,775,262      53,393,050       (16,365,803)          5,495,664         (1,160,481)
                           -----------  --------------   ------------------   ----------------   --------------
CAPITAL GAINS INCOME.....      --          130,454,479       150,932,848            --               11,566,682
                           -----------  --------------   ------------------   ----------------   --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --             (287,760)       (3,541,507)              1,531           (301,028)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --          750,363,179       201,102,863            (691,300)       129,513,479
                           -----------  --------------   ------------------   ----------------   --------------
    Net gain (loss) on
     investments.........      --          750,075,419       197,561,356            (689,769)       129,212,451
                           -----------  --------------   ------------------   ----------------   --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $ 9,775,262   $ 933,922,948      $332,128,401         $ 4,805,895     $  139,618,652
                           -----------  --------------   ------------------   ----------------   --------------
                           -----------  --------------   ------------------   ----------------   --------------

                              INTERNATIONAL        DIVIDEND AND     INTERNATIONAL
                           OPPORTUNITIES FUND      GROWTH FUND      ADVISERS FUND
                               SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           -------------------   ----------------   --------------
INVESTMENT INCOME:
  Dividends..............      $ 8,596,873       $     28,727,201     $16,822,117
EXPENSES:
  Mortality and expense
   undertakings..........       (7,928,386)           (18,910,940)     (2,193,698)
                           -------------------   ----------------   --------------
    Net investment income
     (loss)..............          668,487              9,816,261      14,628,419
                           -------------------   ----------------   --------------
CAPITAL GAINS INCOME.....       39,050,857             44,842,140       4,004,303
                           -------------------   ----------------   --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (1,485,356)              (541,832)         13,013
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       27,913,220            151,447,604        (335,247)
                           -------------------   ----------------   --------------
    Net gain (loss) on
     investments.........       26,427,864            150,905,772        (322,234)
                           -------------------   ----------------   --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $66,147,208       $    205,564,173     $18,310,488
                           -------------------   ----------------   --------------
                           -------------------   ----------------   --------------

SA-10                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                               SMALL          MIDCAP
                           COMPANY FUND        FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           -------------   ------------
INVESTMENT INCOME:
Dividends................   $   --         $        574
EXPENSES:
  Mortality and expense
   undertakings..........    (2,126,815)       (603,398)
                           -------------   ------------
    Net investment income
     (loss)..............    (2,126,815)       (602,824)
                           -------------   ------------
CAPITAL GAINS INCOME.....     2,433,792         --
                           -------------   ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (74,920)         (2,834)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    17,782,782      13,252,169
                           -------------   ------------
    Net gain (loss) on
     investments.........    17,707,862      13,249,335
                           -------------   ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $18,014,839    $ 12,646,511
                           -------------   ------------
                           -------------   ------------

  *  From inception, June 1, 1998 to December 31, 1998.
 **  From inception, September 30, 1998 to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                SA-11
--------------------------------------------------------------------------------

                               MENTOR        MENTOR PERPETUAL       MENTOR          GLOBAL            HIGH         GROWTH AND
                           CAPITAL GROWTH      INTERNATIONAL        GROWTH       LEADERS FUND      YIELD FUND      INCOME FUND
                             SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT**    SUB-ACCOUNT**    SUB-ACCOUNT*
                           ---------------   -----------------   ------------   --------------   --------------   -------------
INVESTMENT INCOME:
Dividends................      $--                $--               $--             $ 1,405          $44,172        $   56,708
EXPENSES:
  Mortality and expense
   undertakings..........        (3,951)           (3,170)           (2,316)         (1,277)          (4,493)          (43,229)
                           ---------------        -------        ------------       -------          -------      -------------
    Net investment income
     (loss)..............        (3,951)           (3,170)           (2,316)            128           39,679            13,479
                           ---------------        -------        ------------       -------          -------      -------------
CAPITAL GAINS INCOME.....       --                --                 --              29,044          --                --
                           ---------------        -------        ------------       -------          -------      -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            55                38                 2          (3,023)          (1,553)              140
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       118,168            47,507            56,433          52,419           14,002         1,906,801
                           ---------------        -------        ------------       -------          -------      -------------
    Net gain (loss) on
     investments.........       118,223            47,545            56,435          49,396           12,449         1,906,941
                           ---------------        -------        ------------       -------          -------      -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $114,272           $44,375           $54,119         $78,568          $52,128        $1,920,420
                           ---------------        -------        ------------       -------          -------      -------------
                           ---------------        -------        ------------       -------          -------      -------------

  *  From inception, June 1, 1998 to December 31, 1998.
 **  From inception, September 30, 1998 to December 31, 1998.

SA-12                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                            BOND FUND      STOCK FUND
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------
OPERATIONS:
  Net investment income
   (loss)................  $ 15,464,795  $   (7,691,830)
  Capital gains income...       --           76,061,613
  Net realized gain
   (loss) on security
   transactions..........        (5,587)     (1,418,674)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     5,072,560     663,245,884
                           ------------  --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    20,531,768     730,196,993
                           ------------  --------------
UNIT TRANSACTIONS:
  Purchases..............    58,804,116     385,880,357
  Net transfers..........   123,611,549     325,699,308
  Surrenders for benefit
   payments and fees.....   (20,698,247)   (105,089,407)
  Net annuity
   transactions..........       632,000       6,055,572
                           ------------  --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   162,349,418     612,545,830
                           ------------  --------------
  Net increase (decrease)
   in net assets.........   182,881,186   1,342,742,823
NET ASSETS:
  Beginning of period....   228,375,322   2,029,587,525
                           ------------  --------------
  End of period..........  $411,256,508  $3,372,330,348
                           ------------  --------------
                           ------------  --------------

 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1997

                            BOND FUND      STOCK FUND
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------
OPERATIONS:
  Net investment income
   (loss)................  $  9,223,325  $   (2,373,240)
  Capital gains income...       --           62,602,913
  Net realized gain
   (loss) on security
   transactions..........         9,814          84,100
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     8,361,624     325,437,100
                           ------------  --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    17,594,763     385,750,873
                           ------------  --------------
UNIT TRANSACTIONS:
  Purchases..............    48,533,601     430,730,097
  Net transfers..........    24,454,452     137,640,435
  Surrenders for benefit
   payments and fees.....    (9,332,737)    (52,393,369)
  Net annuity
   transactions..........       563,032       1,508,388
                           ------------  --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    64,218,348     517,485,551
                           ------------  --------------
  Net increase in net
   assets................    81,813,111     903,236,424
NET ASSETS:
  Beginning of period....   146,562,211   1,126,351,101
                           ------------  --------------
  End of period..........  $228,375,322  $2,029,587,525
                           ------------  --------------
                           ------------  --------------

  *  From inception, December 22, 1997 to December 31, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                SA-13
--------------------------------------------------------------------------------

                              MONEY                           CAPITAL             MORTGAGE
                           MARKET FUND   ADVISERS FUND   APPRECIATION FUND    SECURITIES FUND      INDEX FUND
                           SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  --------------  ------------------   ----------------   --------------
OPERATIONS:
  Net investment income
   (loss)................  $  9,775,262  $   53,393,050    $  (16,365,803)      $  5,495,664     $   (1,160,481)
  Capital gains income...       --          130,454,479       150,932,848           --               11,566,682
  Net realized gain
   (loss) on security
   transactions..........       --             (287,760)       (3,541,507)             1,531           (301,028)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --          750,363,179       201,102,863           (691,300)       129,513,479
                           ------------  --------------  ------------------   ----------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     9,775,262     933,922,948       332,128,401          4,805,895        139,618,652
                           ------------  --------------  ------------------   ----------------   --------------
UNIT TRANSACTIONS:
  Purchases..............    75,815,780     600,914,213       285,756,586          9,674,424        107,850,968
  Net transfers..........   120,297,377     671,280,081       116,427,127         20,420,247         98,345,205
  Surrenders for benefit
   payments and fees.....   (60,700,173)   (226,423,137)     (108,713,408)        (6,506,845)       (22,295,418)
  Net annuity
   transactions..........       717,935       4,552,594         2,969,562            225,614          1,399,655
                           ------------  --------------  ------------------   ----------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   136,130,919   1,050,323,751       296,439,867         23,813,440        185,300,410
                           ------------  --------------  ------------------   ----------------   --------------
  Net increase (decrease)
   in net assets.........   145,906,181   1,984,246,699       628,568,268         28,619,335        324,919,062
NET ASSETS:
  Beginning of period....   199,833,574   3,575,726,542     2,237,923,783         80,334,919        437,517,015
                           ------------  --------------  ------------------   ----------------   --------------
  End of period..........  $345,739,755  $5,559,973,241    $2,866,492,051       $108,954,254     $  762,436,077
                           ------------  --------------  ------------------   ----------------   --------------
                           ------------  --------------  ------------------   ----------------   --------------

                              INTERNATIONAL        DIVIDEND AND      INTERNATIONAL
                           OPPORTUNITIES FUND       GROWTH FUND      ADVISERS FUND
                               SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                           -------------------   -----------------   --------------
OPERATIONS:
  Net investment income
   (loss)................      $    668,487      $       9,816,261    $ 14,628,419
  Capital gains income...        39,050,857             44,842,140       4,004,303
  Net realized gain
   (loss) on security
   transactions..........        (1,485,356)              (541,832)         13,013
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        27,913,220            151,447,604        (335,247)
                           -------------------   -----------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        66,147,208            205,564,173      18,310,488
                           -------------------   -----------------   --------------
UNIT TRANSACTIONS:
  Purchases..............        39,589,829            264,852,722      23,124,347
  Net transfers..........        (4,225,169)           249,782,849      22,048,417
  Surrenders for benefit
   payments and fees.....       (26,163,417)           (61,426,410)     (7,181,403)
  Net annuity
   transactions..........           434,251              2,178,448          67,952
                           -------------------   -----------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         9,635,494            455,387,609      38,059,313
                           -------------------   -----------------   --------------
  Net increase (decrease)
   in net assets.........        75,782,702            660,951,782      56,369,801
NET ASSETS:
  Beginning of period....       582,668,050          1,163,455,270     144,786,406
                           -------------------   -----------------   --------------
  End of period..........      $658,450,752      $   1,824,407,052    $201,156,207
                           -------------------   -----------------   --------------
                           -------------------   -----------------   --------------

                              MONEY                           CAPITAL             MORTGAGE
                           MARKET FUND   ADVISERS FUND   APPRECIATION FUND    SECURITIES FUND      INDEX FUND
                           SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  --------------  ------------------   ----------------   --------------
OPERATIONS:
  Net investment income
   (loss)................  $  7,922,137  $   35,054,512    $  (12,623,739)       $ 3,680,098     $      645,552
  Capital gains income...       --          107,409,178       112,339,947           --               19,616,096
  Net realized gain
   (loss) on security
   transactions..........       --                1,305          (119,550)            58,290            185,916
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --          440,215,879       223,915,112          1,886,382         62,356,292
                           ------------  --------------  ------------------   ----------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     7,922,137     582,680,874       323,511,770          5,624,770         82,803,856
                           ------------  --------------  ------------------   ----------------   --------------
UNIT TRANSACTIONS:
  Purchases..............   154,121,029     650,294,881       444,618,125         11,734,160        106,908,193
  Net transfers..........  (105,053,239)    185,059,734       111,621,605         (5,624,261)        38,286,952
  Surrenders for benefit
   payments and fees.....   (32,455,810)   (124,493,708)      (60,594,326)        (6,044,100)        (9,935,604)
  Net annuity
   transactions..........       110,035       1,689,593           689,458              5,419            151,370
                           ------------  --------------  ------------------   ----------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    16,722,015     712,550,500       496,334,862             71,218        135,410,911
                           ------------  --------------  ------------------   ----------------   --------------
  Net increase in net
   assets................    24,644,152   1,295,231,374       819,846,632          5,695,988        218,214,767
NET ASSETS:
  Beginning of period....   175,189,422   2,280,495,168     1,418,077,151         74,638,931        219,302,248
                           ------------  --------------  ------------------   ----------------   --------------
  End of period..........  $199,833,574  $3,575,726,542    $2,237,923,783        $80,334,919     $  437,517,015
                           ------------  --------------  ------------------   ----------------   --------------
                           ------------  --------------  ------------------   ----------------   --------------

                              INTERNATIONAL        DIVIDEND AND      INTERNATIONAL
                           OPPORTUNITIES FUND       GROWTH FUND      ADVISERS FUND
                               SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                           -------------------   -----------------   --------------
OPERATIONS:
  Net investment income
   (loss)................      $ (1,712,982)     $       5,721,921    $  2,472,525
  Capital gains income...        37,513,752             15,828,765         262,472
  Net realized gain
   (loss) on security
   transactions..........           (68,174)               (12,819)          3,758
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (45,233,169)           182,031,024         383,378
                           -------------------   -----------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (9,500,573)           203,568,891       3,122,133
                           -------------------   -----------------   --------------
UNIT TRANSACTIONS:
  Purchases..............       103,316,180            344,818,126      53,015,752
  Net transfers..........        21,889,359            142,586,883      20,439,056
  Surrenders for benefit
   payments and fees.....       (18,041,766)           (25,953,097)     (3,671,030)
  Net annuity
   transactions..........            39,532                343,961          63,436
                           -------------------   -----------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       107,203,305            461,795,873      69,847,214
                           -------------------   -----------------   --------------
  Net increase in net
   assets................        97,702,732            665,364,764      72,969,347
NET ASSETS:
  Beginning of period....       484,965,318            498,090,506      71,817,059
                           -------------------   -----------------   --------------
  End of period..........      $582,668,050      $   1,163,455,270    $144,786,406
                           -------------------   -----------------   --------------
                           -------------------   -----------------   --------------

  *  From inception, December 22, 1997 to December 31, 1997.

SA-14                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                              SMALL        MIDCAP
                           COMPANY FUND     FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
OPERATIONS:
  Net investment income
   (loss)................  $(2,126,815 ) $  (602,824)
  Capital gains income...    2,433,792       --
  Net realized gain
   (loss) on security
   transactions..........      (74,920 )      (2,834)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   17,782,782    13,252,169
                           ------------  -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   18,014,839    12,646,511
                           ------------  -----------
UNIT TRANSACTIONS:
  Purchases..............   37,657,549    28,291,639
  Net transfers..........   31,192,792    36,483,561
  Surrenders for benefit
   payments and fees.....   (6,343,764 )  (1,424,845)
  Net annuity
   transactions..........      298,211       109,553
                           ------------  -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   62,804,788    63,459,908
                           ------------  -----------
  Net increase (decrease)
   in net assets.........   80,819,627    76,106,419
NET ASSETS:
  Beginning of period....  134,782,182    14,738,308
                           ------------  -----------
  End of period..........  $215,601,809  $90,844,727
                           ------------  -----------
                           ------------  -----------

  *  From inception, June 1, 1998 to December 31, 1998.
 **  From inception, September 30, 1998 to December 31, 1998.

 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1997

                                             SMALL         MIDCAP
                                          COMPANY FUND      FUND
                                          SUB-ACCOUNT   SUB-ACCOUNT*
                                          ------------  -------------
OPERATIONS:
  Net investment income (loss)..........  $  (841,931 )  $   (16,949)
  Capital gains income..................    6,247,370        --
  Net realized gain (loss) on security
   transactions.........................       (1,756 )          414
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................    2,416,430        639,685
                                          ------------  -------------
  Net increase (decrease) in net assets
   resulting from operations............    7,820,113        623,150
                                          ------------  -------------
UNIT TRANSACTIONS:
  Purchases.............................   59,848,160      7,620,550
  Net transfers.........................   42,807,593      6,536,068
  Surrenders for benefit payments and
   fees.................................   (1,723,390 )      (41,460)
  Net annuity transactions..............       14,177        --
                                          ------------  -------------
  Net increase (decrease) in net assets
   resulting from unit transactions.....  100,946,540     14,115,158
                                          ------------  -------------
  Net increase in net assets............  108,766,653     14,738,308
NET ASSETS:
  Beginning of period...................   26,015,529        --
                                          ------------  -------------
  End of period.........................  $134,782,182   $14,738,308
                                          ------------  -------------
                                          ------------  -------------
* From inception, December 22, 1997 to
 December 31, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                SA-15
--------------------------------------------------------------------------------

                               MENTOR        MENTOR PERPETUAL       MENTOR          GLOBAL            HIGH         GROWTH AND
                           CAPITAL GROWTH      INTERNATIONAL        GROWTH       LEADERS FUND      YIELD FUND      INCOME FUND
                             SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT**    SUB-ACCOUNT**    SUB-ACCOUNT*
                           ---------------   -----------------   ------------   --------------   --------------   -------------
OPERATIONS:
  Net investment income
   (loss)................     $   (3,951)        $   (3,170)       $ (2,316)      $      128       $   39,679      $    13,479
  Capital gains income...       --                 --                --               29,044          --               --
  Net realized gain
   (loss) on security
   transactions..........             55                 38               2           (3,023)          (1,553)             140
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        118,168             47,507          56,433           52,419           14,002        1,906,801
                           ---------------   -----------------   ------------   --------------   --------------   -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        114,272             44,375          54,119           78,568           52,128        1,920,420
                           ---------------   -----------------   ------------   --------------   --------------   -------------
UNIT TRANSACTIONS:
  Purchases..............         92,146             38,705          39,810          463,522          815,158        5,482,553
  Net transfers..........      1,266,689            937,906         497,486          657,728        1,561,354        7,951,308
  Surrenders for benefit
   payments and fees.....         (2,739)            (7,999)            257              (55)          (4,986)        (109,333)
  Net annuity
   transactions..........       --                 --                --              --               --               --
                           ---------------   -----------------   ------------   --------------   --------------   -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,356,096            968,612         537,553        1,121,195        2,371,526       13,324,528
                           ---------------   -----------------   ------------   --------------   --------------   -------------
  Net increase (decrease)
   in net assets.........      1,470,368          1,012,987         591,672        1,199,763        2,423,654       15,244,948
NET ASSETS:
  Beginning of period....       --                 --                --              --               --               --
                           ---------------   -----------------   ------------   --------------   --------------   -------------
  End of period..........     $1,470,368         $1,012,987        $591,672       $1,199,763       $2,423,654      $15,244,948
                           ---------------   -----------------   ------------   --------------   --------------   -------------
                           ---------------   -----------------   ------------   --------------   --------------   -------------

OPERATIONS:
  Net investment income (loss)
  Capital gains income
  Net realized gain (loss) on security
   transactions
  Net unrealized appreciation
   (depreciation) of investments during
   the period
  Net increase (decrease) in net assets
   resulting from operations
UNIT TRANSACTIONS:
  Purchases
  Net transfers
  Surrenders for benefit payments and fees
  Net annuity transactions
  Net increase (decrease) in net assets
   resulting from unit transactions
  Net increase in net assets
NET ASSETS:
  Beginning of period
  End of period
* From inception, December 22, 1997 to
 December 31, 1997.

SA-16                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS
 DECEMBER 31, 1998

 1.  ORGANIZATION:

    Separate Account One (the Account) is a separate investment account within Hartford Life & Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (The Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1998.

   c) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Deduction and Charges -- Certain amounts are deducted from the Contracts on a monthly basis, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 1.50% of the Contract's value for the mortality and expense risks which the Company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the Contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the Contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

   c) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the Contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  F-1
--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1998 and 1997, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 1 of notes to statutory financial statements. When statutory financial statements are presented for purposes other than for filing with a regulatory agency, generally accepted auditing standards require that an auditors' report on them state whether they are presented in conformity with generally accepted accounting principles. The accounting practices used by the Company vary from generally accepted accounting principles as explained and quantified in Note 1.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of the Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998.

However, in our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998 in conformity with statutory accounting practices as described in Note 1.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 26, 1999

F-2                                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                     ($000)

                                                         AS OF DECEMBER 31,
                                                      -------------------------
                                                         1998          1997
                                                      -----------   -----------
 Assets
   Bonds...........................................   $ 1,453,792   $ 1,501,311
   Common stocks...................................        40,650        64,408
   Mortgage loans..................................        59,548        85,103
   Policy loans....................................        47,212        36,533
   Cash and short-term investments.................       469,955       309,432
   Other invested assets...........................         2,188        20,942
                                                      -----------   -----------
     Total cash and invested assets................     2,073,345     2,017,729
   Investment income due and accrued...............        20,126        15,878
   Premium balances receivable.....................           333           389
   Receivables from affiliates.....................            --         1,269
   Other assets....................................        45,358        22,788
   Separate account assets.........................    32,876,278    23,208,728
                                                      -----------   -----------
     Total Assets..................................   $35,015,440   $25,266,781
                                                      -----------   -----------
                                                      -----------   -----------
 Liabilities
   Aggregate reserves for future benefits..........   $   579,140   $   605,183
   Policy and contract claims......................         5,667         5,672
   Liability for premium and other deposit funds...     2,011,672     1,795,149
   Asset valuation reserve.........................        21,782        13,670
   Payable to affiliates...........................        19,271        20,972
   Other liabilities...............................      (974,882)     (754,393)
   Separate account liabilities....................    32,876,278    23,208,728
                                                      -----------   -----------
     Total liabilities.............................    34,538,928    24,894,981
                                                      -----------   -----------
 Capital and Surplus
   Common stock....................................         2,500         2,500
   Gross paid-in and contributed surplus...........       226,043       226,043
   Unassigned funds................................       247,969       143,257
                                                      -----------   -----------
     Total capital and surplus.....................       476,512       371,800
                                                      -----------   -----------
 Total liabilities, capital and surplus............   $35,015,440   $25,266,781
                                                      -----------   -----------
                                                      -----------   -----------

                 The accompanying notes are an integral part of
                  these statutory basis financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  F-3
--------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                     ($000)

                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------
                                                         1998          1997          1996
                                                      -----------   -----------   -----------
 Revenues
   Premiums and annuity considerations.............   $   469,343   $   296,645   $   250,244
   Annuity and other fund deposits.................     2,051,251     1,981,246     1,897,347
   Net investment income...........................       129,982       102,285        98,441
   Commissions and expense allowances on
    reinsurance ceded..............................       444,241       396,921       370,637
   Reserve adjustment on reinsurance ceded.........     3,185,590     3,672,076     3,864,395
   Other revenues..................................       458,190       288,632       161,906
                                                      -----------   -----------   -----------
     Total revenues................................     6,738,597     6,737,805     6,642,970
                                                      -----------   -----------   -----------
 Benefits and expenses
   Death and annuity benefits......................        43,390        66,176        60,194
   Disability and other benefit payments...........         6,114         7,316         6,555
   Surrenders......................................       739,663       454,417       270,165
   Commissions and other expenses..................       666,515       564,077       491,637
   Increase (Decrease) in aggregate reserves for
    future benefits................................       (26,043)       33,213        27,351
   Increase in liability for premium and other
    deposit funds..................................       216,523       640,006       207,156
   Net transfers to separate accounts..............     4,956,007     4,914,980     5,492,964
                                                      -----------   -----------   -----------
     Total benefits and expenses...................     6,602,169     6,680,185     6,556,022
                                                      -----------   -----------   -----------
 Net gain from operations
   Before federal income tax (benefit) expense.....       136,428        57,620        86,948
   Federal income tax (benefit) expense............        35,887       (14,878)       19,360
                                                      -----------   -----------   -----------
 Net gain from operations..........................       100,541        72,498        67,588
   Net realized capital gains, after tax...........         2,085         1,544           407
                                                      -----------   -----------   -----------
 Net income........................................   $   102,626   $    74,042   $    67,995
                                                      -----------   -----------   -----------
                                                      -----------   -----------   -----------

                 The accompanying notes are an integral part of
                  these statutory basis financial statements.

F-4                                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                     ($000)

                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------
                                                         1998          1997          1996
                                                      -----------   -----------   -----------
 Common stock,
   Beginning and end of year.......................   $     2,500   $     2,500   $     2,500
                                                      -----------   -----------   -----------
 Gross paid-in and contributed surplus,
   Beginning and end of year.......................   $   226,043   $   226,043   $   226,043
                                                      -----------   -----------   -----------
 Unassigned funds
   Balance, beginning of year......................   $   143,257   $    74,570   $     9,791
   Net income......................................       102,626        74,042        67,995
   Change in net unrealized capital gains (losses)
    on common stocks and other invested assets.....         1,688         2,186        (5,171)
   Change in asset valuation reserve...............        (8,112)       (6,228)          568
   Change in non-admitted assets...................        (1,277)       (1,313)        1,387
   Credit on reinsurance ceded.....................         9,787            --            --
                                                      -----------   -----------   -----------
   Balance, end of year............................   $   247,969   $   143,257   $    74,570
                                                      -----------   -----------   -----------
 Capital and surplus,
   End of year.....................................   $   476,512   $   371,800   $   303,113
                                                      -----------   -----------   -----------
                                                      -----------   -----------   -----------

                 The accompanying notes are an integral part of
                  these statutory basis financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  F-5
--------------------------------------------------------------------------------

                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                     ($000)

                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------
                                                         1998          1997          1996
                                                      -----------   -----------   -----------
 Operations
   Premiums and annuity considerations.............   $ 2,520,655   $ 2,277,874   $ 2,147,627
   Investment income...............................       127,425       101,991       106,178
   Other income....................................     4,092,964     4,381,718     4,396,892
                                                      -----------   -----------   -----------
     Total income..................................     6,741,044     6,761,583     6,650,697
                                                      -----------   -----------   -----------
   Benefits paid...................................       790,051       529,733       338,998
   Federal income taxes (received) paid on
    operations.....................................        25,780       (14,499)       28,857
   Other expenses..................................     5,859,063     5,754,725     6,254,139
                                                      -----------   -----------   -----------
     Total benefits and expenses...................     6,674,894     6,269,959     6,621,994
                                                      -----------   -----------   -----------
     Net cash from operations......................        66,150       491,624        28,703
                                                      -----------   -----------   -----------
 Proceeds from investments
   Bonds...........................................       633,926       614,413       871,019
   Common stocks...................................        34,010        11,481        72,100
   Mortgage loans..................................        85,275            --            --
   Other...........................................           127           152            10
                                                      -----------   -----------   -----------
     Net investment proceeds.......................       753,338       626,046       943,129
                                                      -----------   -----------   -----------
   Taxes paid on capital gains.....................            --            --           936
   Other cash provided.............................         1,269            --        41,998
                                                      -----------   -----------   -----------
     Total proceeds................................       820,757     1,117,670     1,012,894
                                                      -----------   -----------   -----------
 Cost of investments acquired
   Bonds...........................................       586,913       848,267       914,523
   Common stocks...................................         7,012        28,302        82,495
   Mortgage loans..................................        59,702        85,103            --
   Other...........................................         1,168        18,548           130
                                                      -----------   -----------   -----------
     Total investments acquired....................       654,795       980,220       997,148
                                                      -----------   -----------   -----------
 Other cash applied
   Other...........................................         5,439         4,848        12,220
                                                      -----------   -----------   -----------
     Total other cash applied......................         5,439         4,848        12,220
                                                      -----------   -----------   -----------
     Total applications............................       660,234       985,068     1,009,368
                                                      -----------   -----------   -----------
 Net change in cash and short-term investments.....       160,523       132,602         3,526
 Cash and short-term investments, beginning of
  year.............................................       309,432       176,830       173,304
                                                      -----------   -----------   -----------
 Cash and short-term investments, end of year......   $   469,955   $   309,432   $   176,830
                                                      -----------   -----------   -----------
                                                      -----------   -----------   -----------

                 The accompanying notes are an integral part of
                  these statutory basis financial statements.

F-6                                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                               (STATUTORY BASIS)
                               DECEMBER 31, 1998
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

ORGANIZATION

    Hartford Life and Annuity Insurance Company ("ILA" or "the Company"), formerly known as ITT Hartford Life and Annuity Insurance Company, is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"), which is majority owned by The Hartford Financial Services Group, Inc. ("The Hartford"), formerly a wholly owned subsidiary of ITT Corporation ("ITT"). On February 10, 1997, HLI filed a registration statement, as amended, with the Securities and Exchange Commission relating to the initial public offering of HLI Class A Common Stock (the "Offering"). Pursuant to the Offering on May 22, 1997, HLI sold to the public 26 million shares, representing 18.6% of the equity ownership of HLI. On December 19, 1995, ITT Corporation distributed all the outstanding shares of The Hartford to ITT shareholders of record in an action known herein as the "Distribution". As a result of the Distribution, The Hartford became an independent, publicly traded company. During 1996, ILA re-domesticated from the State of Wisconsin to the State of Connecticut.

    ILA offers a complete line of ordinary and universal life insurance, individual annuities and certain supplemental accident and health benefit coverages.

BASIS OF PRESENTATION

    The accompanying ILA statutory basis financial statements were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC"), the State of Connecticut Department of Insurance and the State of Wisconsin for the 1996 period, as applicable. Certain prior year amounts and balances have been reclassified to conform with current year presentation.

    Current prescribed statutory accounting practices include accounting publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass accounting practices approved by State Insurance Departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

    Final approval of the NAIC's proposed "Comprehensive Guide" on statutory accounting principles was distributed in 1998. The requirements are effective January 1, 2001, and are not expected to have a material impact on statutory surplus of the Company.

    The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

    Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, premium taxes, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life of the policy for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally, are only recorded for policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders and the retrospective deposit method is used in accounting for universal life and other types of contracts where the payment pattern is irregular or surrender charges are a significant source of profit. The prospective deposit method is used for GAAP purposes where investment margins are the primary source of profit;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used for GAAP financial reporting;

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  F-7
--------------------------------------------------------------------------------

(4) providing for income taxes based on current taxable income (tax return) only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes;

(5) excluding certain GAAP assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, past due agents' balances and furniture and equipment) from the balance sheet for statutory purposes by directly charging surplus;

(6) establishing accruals for post-retirement and post-employment health care benefits currently, or using a twenty year phase-in approach, whereas GAAP liabilities are recorded upon adoption of the applicable standard;

(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve); as well as the deferral and amortization of realized gains and losses, motivated by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve); whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;
(8) the reporting of reserves and benefits net of reinsurance ceded, where risk transfer has taken place, whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets; as well as, the accounting for retroactive reinsurance which is immediately charged to surplus for statutory accounting purposes whereas GAAP precludes immediate gain recognition unless the ceding enterprise's liability to its policyholders is extinguished; as well as reinsurance ceded that fails to meet GAAP risk transfer guidelines would result in deposit accounting for GAAP where as for statutory, reserves ceded and assumed would be reflected in the statutory basis statements of operations;

(9) the reporting of fixed maturities at amortized cost, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a component of Stockholder's Equity designated as "Net unrealized capital gains (losses) on securities net of tax". For statutory reporting purposes, Change in Net Unrealized Capital Gains (Losses) on Common Stocks and Other Invested Assets includes the change in unrealized gains (losses) on common stock reported at fair value; and

(10) separate account liabilities are valued on the Commissioner's Annuity Reserve Valuation Method ("CARVM"), with the surplus generated recorded as a liability to the general account (and a contra liability on the balance sheet of the general account), whereas GAAP liabilities are valued at account value.

    As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                         1998          1997          1996
                                     ------------  ------------  ------------
GAAP Net Income....................  $     74,525  $     58,050  $     41,202
Amortization and deferral of policy
 acquisition costs, net............      (331,882)     (345,657)     (341,571)
Change in unearned revenue
 reserve...........................        22,131         4,641        55,504
Deferred taxes.....................         2,476        47,092         2,090
Separate accounts..................       259,287       282,818       306,978
Asset impairments and
 write-downs.......................        17,250            --            --
Benefit reserve adjustment.........        32,759        24,666        (1,013)
Deposit accounting for Lyndon
 reinsurance (Note 3)..............        24,627            --            --
Other, net.........................         1,453         2,432         4,805
                                     ------------  ------------  ------------
Statutory Net Income...............  $    102,626  $     74,042  $     67,995
                                     ------------  ------------  ------------
                                     ------------  ------------  ------------
GAAP Capital and Surplus...........  $    648,097  $    570,469  $    503,887
Deferred policy acquisition
 costs.............................    (1,615,653)   (1,283,771)     (938,114)
Unearned revenue reserve...........       156,920       134,789       130,148
Deferred taxes.....................        68,936        64,522        12,823
Separate accounts..................     1,183,642       924,355       640,101
Asset impairments and
 write-downs.......................        17,250            --            --
Unrealized gains on bonds..........       (26,119)      (21,451)       (7,978)
Benefit reserve adjustment.........        65,029        16,378         7,035
Asset valuation reserve............       (21,782)      (13,670)       (7,442)
Adjustment relating to Lyndon
 contribution (Note 3).............            --       (23,671)      (36,126)
Other, net.........................           192         3,850        (1,221)
                                     ------------  ------------  ------------
Statutory Capital and Surplus......  $    476,512  $    371,800  $    303,113
                                     ------------  ------------  ------------
                                     ------------  ------------  ------------

    As more fully described in Note 3, Lyndon Insurance Company (Lyndon) was contributed to the Company on June 30, 1995. The GAAP net assets contributed exceeded the statutory basis net assets by $41,277 as of December 31, 1995, relating primarily to statutory reserves for future

F-8                                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

benefits, GAAP deposit accounting receivables and deferred tax liabilities. In 1998, the majority of the former Lyndon's assumed business was recaptured by the unaffiliated direct writer.

AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

    Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from 2.5% to 8.75% and using CARVM. Accident and health reserves are established using a two year preliminary term method and morbidity tables based on Company experience.

    ILA has established separate accounts to segregate the assets and liabilities of certain annuity contracts that must be segregated from the Company's general assets under the terms of the contracts. The assets consist primarily of marketable securities reported at market value. Premiums, benefits and expenses of these contracts are reported in the statutory basis statements of operations.

INVESTMENTS

    Investments in bonds are carried at amortized cost. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a permanent reduction in the value of publicly traded securities occurs, the decrease is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Other invested assets are generally recorded at fair value.

    The Company uses a variety of derivative financial instruments as part of an overall risk management strategy. These instruments, including interest rate and foreign currency swaps, caps, and floors are used as a means of hedging exposure to price, foreign currency and/or interest rate risk on planned investment purchases or existing assets and liabilities. The Company does not hold or issue derivative financial instruments for trading purposes. Derivatives must be designated at inception as a hedge measured for effectiveness both at inception and on an ongoing basis. The Company's correlation threshold for hedge designation is 80% to 120%. If correlation, which is assessed monthly and measured based on a rolling three month average, falls outside the 80% to 120% range, hedge accounting will be terminated.

    Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to net investment income. Should the swap be terminated the gains or losses are adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in net investment income. Interest rate swaps purchased in anticipation of an asset purchase ("anticipatory transaction") are recognized consistent with the underlying asset components such that the settlement component is recognized in the statutory basis statements of operations while the change in market value is recognized as an unrealized gain or loss. Foreign currency swaps are similar to interest rate swaps except there is an initial exchange of principal in two currencies and an agreement to re-exchange the currencies at a future date, at an agreed upon exchange rate.

    Premiums paid on purchased floor or cap agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

    Derivatives used to create a synthetic asset must meet synthetic accounting criteria, including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument they are intended to replicate. Derivatives which fail to meet risk management criteria subsequent to acquisition, are accounted for at fair market value with the impact reflected in the statutory basis statements of operations.

    Open forward commitment contracts are marked to market through surplus. Such contracts are accounted for at settlement by recording the purchase of specified securities at the previously committed price. Gains or losses resulting from termination of the forward commitment contracts before the delivery of the securities are recognized immediately in the statutory basis statements of operations as a component of Net Realized Capital Gains, after tax.

    The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The reserve increased $8,112 and $6,228 in 1998 and 1997, respectively and decreased $(568) in 1996. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  F-9
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of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the mortgage loan or bond sold. The IMR balance as of December 31, 1998 and December 31, 1997 was $452 and $(193), respectively and is reflected in Other Liabilities and as a component of non-admitted assets in Unassigned Funds for each of the years then ended. For the years ended December 31, 1998, 1997 and 1996, amortization of IMR is included in Other Revenues and was $(207), $(85) and $(392), respectively. Realized capital gains and losses, net of taxes not included in IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

OTHER LIABILITIES

    The amount reflected in other liabilities includes a receivable from the separate accounts of $1,187 million and $923 million as of December 31, 1998 and 1997, respectively. The balances are classified in accordance with NAIC prescribed practices.
MORTGAGE LOANS

    Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools.
 2. INVESTMENTS:

(a) COMPONENTS OF NET INVESTMENT INCOME

                                      1998        1997       1996
                                   ----------  ----------  ---------
Interest income from bonds and
 short-term investments..........  $  123,370  $  100,475  $  89,940
Interest income from policy
 loans...........................       3,133       1,958      1,846
Interest and dividends from other
 investments.....................       4,482       1,005      7,864
                                   ----------  ----------  ---------
Gross investment income..........     130,985     103,438     99,650
Less: investment expenses........       1,003       1,153      1,209
                                   ----------  ----------  ---------
Net investment income............  $  129,982  $  102,285  $  98,441
                                   ----------  ----------  ---------
                                   ----------  ----------  ---------

(b) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                    1998       1997       1996
                                  ---------  ---------  ---------
Gross unrealized capital gains..  $   2,204  $     537  $     713
Gross unrealized capital
 losses.........................     (1,871)    (1,820)    (4,160)
                                  ---------  ---------  ---------
Net unrealized capital
 (losses)/gains.................        333     (1,283)    (3,447)
Balance, beginning of year......     (1,283)    (3,447)     1,724
                                  ---------  ---------  ---------
Change in net unrealized capital
 gains (losses) on Common
 stocks.........................  $   1,616  $   2,164  $  (5,171)
                                  ---------  ---------  ---------
                                  ---------  ---------  ---------

(c) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                   1998       1997        1996
                                ----------  ---------  ----------
Gross unrealized capital
 gains........................  $   10,905  $  23,357  $   11,821
Gross unrealized capital
 losses.......................        (833)    (1,906)     (3,842)
                                ----------  ---------  ----------
Net unrealized capital
 gains........................      10,072     21,451       7,979
Balance, beginning of year....      21,451      7,979      20,877
                                ----------  ---------  ----------
Change in net unrealized
 capital gains on bonds and
 short-term investments.......  $  (11,379) $  13,472  $  (12,898)
                                ----------  ---------  ----------
                                ----------  ---------  ----------

(d) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                        1998       1997       1996
                                      ---------  ---------  ---------
Bonds and short-term investments....  $   1,314  $    (120) $   2,756
Common stocks.......................      1,624         --         --
Real estate and other...............         (1)       114         --
                                      ---------  ---------  ---------
Realized capital (losses) gains.....      2,937         (6)     2,756
Capital gains (benefit) tax.........         --       (831)       936
                                      ---------  ---------  ---------
Net realized capital gains..........      2,937        825      1,820
Amounts transferred to IMR..........        852       (719)     1,413
                                      ---------  ---------  ---------
Net realized capital gains..........  $   2,085  $   1,544  $     407
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

(e) OFF-BALANCE SHEET INVESTMENTS

    The Company had no significant financial instruments with off-balance sheet risk as of December 31, 1998.

(f) CONCENTRATION OF CREDIT RISK

    The Company has invested in securities of a single issuer, Bankers Trust Corporation, in an amount greater than 10% of the Company's statutory capital and surplus. The statement value of this investment was $105,221 as of December 31, 1998. The NAIC ratings on these holdings were 1z and 2. Excluding this and U.S. government and government agency investments, the Company had no other significant concentrations of credit risk as of December 31, 1998.

F-10                                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                         1998
                                                                   ------------------------------------------------
                                                                                 GROSS        GROSS
                                                                   AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
                                                                      COST       GAINS        LOSSES     FAIR VALUE
                                                                   ----------  ----------   ----------   ----------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored....................................  $    4,982   $    35       $  (2)     $    5,015
  -- Guaranteed and sponsored -- asset-backed....................      75,615        --          --          75,615
States, municipalities and political subdivisions................      10,402       415          --          10,817
International governments........................................       7,466       568          --           8,034
Public utilities.................................................      94,475     1,330         (39)         95,766
All other corporate..............................................     607,679     8,473        (792)        615,360
All other corporate -- asset-backed..............................     505,900        --          --         505,900
Short-term investments...........................................     343,783        --          --         343,783
Certificates of deposit..........................................     130,216        84          --         130,300
Parents, subsidiaries and affiliates.............................     117,057        --          --         117,057
                                                                   ----------  ----------   ----------   ----------
Total bonds and short-term investments...........................  $1,897,575   $10,905       $(833)     $1,907,647
                                                                   ----------  ----------   ----------   ----------
                                                                   ----------  ----------   ----------   ----------

                                                                                 GROSS        GROSS
                                                                               UNREALIZED   UNREALIZED   ESTIMATED
                                                                     COST        GAINS        LOSSES     FAIR VALUE
                                                                   ---------   ----------   ----------   ----------
    Common stock -- unaffiliated.................................   $ 4,933      $  290      $   (50)     $ 5,173
    Common stock -- affiliated...................................    35,384       1,914       (1,821)      35,477
                                                                   ---------   ----------   ----------   ----------
    Total common stocks..........................................   $40,317      $2,204      $(1,871)     $40,650
                                                                   ---------   ----------   ----------   ----------
                                                                   ---------   ----------   ----------   ----------

                                                                                         1997
                                                                   ------------------------------------------------
                                                                                 GROSS        GROSS
                                                                   AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
                                                                      COST       GAINS        LOSSES     FAIR VALUE
                                                                   ----------  ----------   ----------   ----------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored....................................  $   11,114   $    55      $   (51)    $   11,118
  -- Guaranteed and sponsored -- asset-backed....................      55,506     1,056         (269)        56,293
States, municipalities and political subdivisions................      26,404       329           --         26,733
International governments........................................       7,609       500           --          8,109
Public utilities.................................................      73,024       754         (132)        73,646
All other corporate..............................................     517,715    14,110         (704)       531,121
All other corporate -- asset-backed..............................     630,069     5,005         (739)       634,335
Short-term investments...........................................     277,330        33           (8)       277,355
Certificates of deposit..........................................      93,770     1,515           (3)        95,282
Parents, subsidiaries and affiliates.............................      86,100        --           --         86,100
                                                                   ----------  ----------   ----------   ----------
Total bonds and short-term investments...........................  $1,778,641   $23,357      $(1,906)    $1,800,092
                                                                   ----------  ----------   ----------   ----------
                                                                   ----------  ----------   ----------   ----------

                                                                                 GROSS        GROSS
                                                                               UNREALIZED   UNREALIZED   ESTIMATED
                                                                     COST        GAINS        LOSSES     FAIR VALUE
                                                                   ---------   ----------   ----------   ----------
    Common stock -- unaffiliated.................................   $30,307       $537       $    --      $30,844
    Common stock -- affiliated...................................    35,384         --        (1,820)      33,564
                                                                   ---------     -----      ----------   ----------
    Total common stocks..........................................   $65,691       $537       $(1,820)     $64,408
                                                                   ---------     -----      ----------   ----------
                                                                   ---------     -----      ----------   ----------

    The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 1998 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collaterialized mortgage obligations, are distributed to maturity year based on ILA's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                      AMORTIZED     ESTIMATED
             MATURITY                    COST       FAIR VALUE
-----------------------------------  ------------  ------------
One year or less...................  $    788,845  $    792,826
Over one year through five years...       689,025       692,811
Over five years through ten
 years.............................       308,661       310,357
Over ten years.....................       111,044       111,653
                                     ------------  ------------
Total..............................  $  1,897,575  $  1,907,647
                                     ------------  ------------
                                     ------------  ------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 F-11
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    Proceeds from sales and maturities of investments in bonds and short-term investments during 1998, 1997 and 1996 were $1,354,563, $1,435,820 and
$1,139,073, respectively, resulting in gross realized gains of $1,705, $964 and $3,675, respectively, and gross realized losses of $391, $1,084 and $919, respectively, before transfers to IMR.

(h) FAIR VALUE OF FINANCIAL INSTRUMENTS BALANCE SHEET ITEMS (IN MILLIONS):

                                                1998                        1997
                                     --------------------------  --------------------------
                                       CARRYING     ESTIMATED      CARRYING     ESTIMATED
                                        AMOUNT      FAIR VALUE      AMOUNT      FAIR VALUE
                                     ------------  ------------  ------------  ------------
ASSETS
  Bonds and short-term
   investments.....................  $     1,898   $     1,908   $     1,779   $     1,800
  Common stocks....................           41            41            64            64
  Policy loans.....................           47            47            37            37
  Mortgage loans...................           60            60            85            85
  Other invested assets............            2             2            21            21
LIABILITIES
  Liabilities on investment
   contracts.......................  $     2,053   $     2,129   $     1,911   $     1,835

    The estimated fair value of bonds and short-term investments was determined by the Company primarily using NAIC market values. The carrying amounts for policy loans approximates fair value. The fair value of mortgage loans was determined by discounting future expected cash flows using interest rates currently being offered for similar loans. The fair value of liabilities on investment contracts is determined by forecasting future cash flows and discounting the forecasted cash flows at current market interest rates.

 3. AGGREGATE RESERVES FOR FUTURE BENEFITS

    The Company's existing reserves consist of life, health, annuity and supplementary contracts. The Company cedes and assumes insurance to and from non-affiliated insurers in order to limit its maximum loss. Such transfers do not relieve the Company or the unaffiliated reinsured of their primary liabilities. The Company cedes to RGA Reinsurance Company and its affiliate Employers Reassurance Corporation, on a modified coinsurance basis, 80% of the variable annuity business written since 1994 and 100% of the variable life and variable universal life excess sales load refund obligation effective 1998. There were no material reinsurance recoverables from reinsurers outstanding as of, and for the years ended, December 31, 1998 and 1997.

    A summary of reinsurance information as of and for the years ended December 31, follows:

1998                                    DIRECT       ASSUMED        CEDED          NET
-----------------------------------  ------------  ------------  ------------  ------------
Premium and Annuity
 Considerations....................  $    483,328  $     24,954  $    (38,939) $    469,343
Death, Annuity, Disability and
 Other Benefits....................  $     64,331  $      1,574  $    (16,401) $     49,504
Surrenders.........................  $    739,663  $         --  $         --  $    739,663
Aggregate Reserves for Future
 Benefits..........................  $    713,425  $         --  $   (134,285) $    579,140
Policy and Contract Claims.........  $      5,895  $         85  $       (313) $      5,667


1997                                    DIRECT       ASSUMED        CEDED          NET
-----------------------------------  ------------  ------------  ------------  ------------
Premium and Annuity
 Considerations....................  $    266,427  $     51,630  $    (21,412) $    296,645
Death, Annuity, Disability and
 Other Benefits....................  $     79,779  $        839  $     (7,126) $     73,492
Surrenders.........................  $    454,417  $         --  $         --  $    454,417
Aggregate Reserves for Future
 Benefits..........................  $    651,820  $         --  $    (46,637) $    605,183
Policy and Contract Claims.........  $      5,861  $        157  $       (346) $      5,672

1996                                    DIRECT       ASSUMED        CEDED          NET
-----------------------------------  ------------  ------------  ------------  ------------
Premium and Annuity
 Considerations....................  $    226,612  $     33,817  $    (10,185) $    250,244
Death, Annuity, Disability and
 Other Benefits....................  $     34,950  $     35,138  $     (3,339) $     66,749
Surrenders.........................  $    270,165  $         --  $         --  $    270,165

    In connection with the distribution described in Note 1, on June 30, 1995, the assets of Lyndon were contributed to the Company. The statutory basis assets in excess of statutory basis liabilities was approximately $112 million and was reflected as an increase in Gross Paid-In and Contributed Surplus at December 31, 1995. In 1998, the majority of former Lyndon's assumed business was recaptured by the unaffiliated direct writer. A ceding commission of $25,622 and change in reserve of $26,404 for the year ended December 31, 1998, is reflected in Other Revenue and Increase/(Decrease) in Aggregate Reserves for Future Benefits in the statutory basis statements of operations, respectively.

F-12                                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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    Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 1998 (including general and separate account liabilities) are as follows:

                                                          % OF
SUBJECT TO DISCRETIONARY WITHDRAWAL:        AMOUNT        TOTAL
---------------------------------------  -------------  ---------
With market value adjustment...........  $       4,563       0.0%
At book value less current surrender
 charge of 5% or more..................      1,378,056       4.1%
At market value........................     31,087,511      93.8%
                                         -------------  ---------
Total with adjustment or at market
 value.................................     32,470,130      97.9%
At book value without adjustment
 (minimal or no charge or
 adjustment)...........................        665,159       2.0%
Not subject to discretionary
 withdrawal............................         19,739       0.1%
                                         -------------  ---------
Reinsurance ceded......................     33,155,028
    Total, net.........................  $  33,155,028
                                         -------------
                                         -------------

 4. RELATED PARTY TRANSACTIONS:

    Transactions between the Company and its affiliates within The Hartford relate principally to tax settlements, reinsurance, rental and service fees, capital contributions and payments of dividends. The Company has also invested in bonds of its affiliates, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, ITT Hartford Life, LTD.

 5. FEDERAL INCOME TAXES:

    The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

    As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the consolidated group of which The Hartford is the common parent. It is the intention of The Hartford and its non-life subsidiaries to file a single consolidated Federal income tax return. The life insurance companies will file a separate consolidated Federal income tax return. Federal income taxes (received) paid by the Company for operations and capital gains were $25,780, $(14,499) and $29,793 in 1998, 1997 and 1996, respectively. The effective tax rate was 26%, (26)% and 22% in 1998, 1997 and 1996, respectively.

    The Company is currently under audit by the Internal Revenue Service (IRS) for the three year tax period ending 1995. The audit is not yet complete. As of December 31, 1998, the Company does not currently expect any material adjustments to arise from this audit.

    The following schedule provides a reconciliation of the tax provision at the U.S. Federal Statutory rate to Federal income tax (benefit) expense (in millions):

                                              1998       1997       1996
                                            ---------  ---------  ---------
Tax provision at U.S. Federal statutory
 rate.....................................  $      48  $      20  $      30
Tax deferred acquisition costs............         25         25         27
Statutory to tax reserve differences......          8          1         --
Unrealized gain on separate accounts......        (41)       (44)       (21)
Investments and other.....................         (4)       (17)       (17)
                                            ---------  ---------  ---------
Federal income tax (benefit) expense......  $      36  $     (15) $      19
                                            ---------  ---------  ---------
                                            ---------  ---------  ---------

 6.CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

    The maximum amount of dividends which can be paid, without prior approval, by State of Connecticut insurance companies to shareholders is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1998, 1997 and 1996. The amount available for dividend in 1999 is $100,541.

 7. PENSION PLANS AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

    HLI's employees are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. HLI's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of affiliated group pension contracts. The cost to HLI was approximately $9,000 in 1998 and $7,000 in both 1997 and 1996.

    HLI also provides, through The Hartford, certain health care and life insurance benefits for eligible retired employees. A substantial portion of HLI's employees may become eligible for these benefits upon retirement. HLI's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average company contributions. HLI has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 F-13
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benefits expense, allocated by The Hartford, was immaterial to the results of operations for 1998, 1997 and 1996.

    The assumed rate in the per capita cost of health care (the health care trend rate) was 7.8% for 1998, decreasing ratably to 5.0% in the year 2003. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

 8. SEPARATE ACCOUNTS:

    The Company maintains separate account assets and liabilities totaling $32.9 billion and $23.2 billion as of December 31, 1998 and 1997, respectively. Separate account assets are reported at fair value and separate account liabilities are determined in accordance with CARVM, which approximates the market value less applicable surrender charges. Separate account assets are segregated from other investments, the policyholder assumes the investment risk, and the investment income and gains and losses accrue directly to the policyholder. Separate account management fees, net of minimum guarantees, were $360 million, $252 million and $144 million in 1998, 1997 and 1996, respectively, and are recorded as a component of other revenues on the statutory basis statements of operations.

 9. COMMITMENTS AND CONTINGENCIES:

    As of December 31, 1998, the Company had no material contingent liabilities, nor had the Company committed any surplus funds for any contingent liabilities or arrangements. The Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurances, at the present time the Company does not anticipate that the ultimate liability arising from such pending or threatened litigation, after consideration of provisions made for potential losses and costs of defense, will have a material adverse effect on the statutory capital and surplus of the Company.

    As discussed in Note 5, issues may potentially be raised by the IRS in future audits of open years. Management does not believe that possible audit adjustments will have a material effect on the statutory capital and surplus of the Company.

    Under insurance guaranty fund laws in each state, insurers licensed to do business can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The amount of any future assessments on ILA under these laws cannot be reasonably estimated. Most of the laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength. Additionally, guaranty fund assessments are used to reduce state premium taxes paid by the Company in certain states. ILA paid guaranty fund assessments of $1,043, $1,544 and $1,262 in 1998, 1997 and 1996, respectively. ILA incurred guaranteed fund expense of $548 in 1998, 1997 and 1996.

                                        PART C

                                 OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b) (1) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

          (2)  Not Applicable.

          (3)  (a)  Principal Underwriter Agreement.(2)

          (3)  (b)  Form of Dealer Agreement.(2)

          (4)  Form of Individual Flexible Premium Variable Annuity Contract.(1)

          (5)  Form of Application.(1)

          (6)  (a)  Certificate of Incorporation of Hartford.(3)

          (6)  (b)  Bylaws of Hartford.(1)

          (7)  Form of Reinsurance Agreement.

          (8)  Not applicable.

          (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.
________________________
(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73568, dated May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73568, dated April 29, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 11, to the Registration Statement File No. 33-73568, filed June 1, 1998.

          (10) Consent of Arthur Andersen LLP, Independent Public Accountants.

          (11) No financial statements are omitted.

          (12) Not applicable.

          (13) Not applicable.

          (14) Not applicable.

          (15) Copy of Power of Attorney.

          (16) Organizational Chart.

Item 25.  Directors and Officers of the Depositor

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 NAME                           POSITION WITH HARTFORD
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 Wendell J. Bossen              Vice President
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 Gregory A. Boyko               Senior Vice President, Director*
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 Peter W. Cummins               Senior Vice President
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 Timothy M. Fitch               Vice President & Actuary
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 Mary Jane B. Fortin            Vice President & Chief Accounting Officer
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 David T. Foy                   Senior Vice President & Treasurer
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 Lynda Godkin                   Senior Vice President, General Counsel, and
                                Corporate Secretary, Director*
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 Lois W. Grady                  Senior Vice President
--------------------------------------------------------------------------------
 Stephen T. Joyce               Vice President
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 Michael D. Keeler              Vice President
--------------------------------------------------------------------------------
 Robert A. Kerzner              Senior Vice President
--------------------------------------------------------------------------------
 Thomas M. Marra                Executive Vice President, Director*
--------------------------------------------------------------------------------
 Steven L. Matthiesen           Vice President
--------------------------------------------------------------------------------
 Craig R. Raymond               Senior Vice President and Chief Actuary
--------------------------------------------------------------------------------
 Lowndes A. Smith               President and Chief Executive Officer, Director*
--------------------------------------------------------------------------------
 David M. Znamierowski          Senior Vice President, Director*
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Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit 16.

Item 27.  Number of Contract Owners

          As of November 30, 1999 there were 308,014 Contract Owners.

Item 28.  Indemnification

Under Section 33-772 of the Connecticut General Statutes, unless limited by its certificate of incorporation, the Registrant must indemnify a director who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which he was a party because he is or was a director of the corporation against reasonable expenses incurred by him in connection with the proceeding.

The Registrant may indemnify an individual made a party to a proceeding because he is or was a director against liability incurred in the proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal proceeding, had no reason to believe his conduct was unlawful. Conn. Gen. Stat.
Section 33-771(a). Additionally, pursuant to Conn. Gen. Stat. Section 33-776, the Registrant may indemnify officers and employees or agents for liability incurred and for any expenses to which they becomes subject by reason of being or having been an employees or officers of the Registrant. Connecticut law does not prescribe standards for the indemnification of officers, employees and agents and expressly states that their indemnification may be broader than the right of indemnification granted to directors.

The foregoing statements are specifically made subject to the detailed provisions of Section 33-770 et seq.

Notwithstanding the fact that Connecticut law obligates the Registrant to indemnify only a director that was successful on the merits in a suit, under
Article VIII, Section 2 of the Registrant's bylaws, the Registrant must indemnify both directors and officers of the Registrant who are parties or threatened to be parties to a legal proceeding by reason of his being or having been a director or officer of the Registrant for any expenses if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company, and with respect to criminal proceedings, had no reason to believe his conduct was unlawful. Unless otherwise mandated by a court, no indemnification shall be made if such officer or director is adjudged to be liable for negligence or misconduct in the performance of his duty to the Registrant.

Additionally, the directors and officers of Hartford and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries. Such policy will reimburse the Registrant for any payments that it shall make to directors and officers pursuant to law and will, subject to certain exclusions contained in the policy, further pay any other costs, charges and expenses and settlements and judgments arising from any proceeding involving any director or officer of the Registrant in his past or present capacity as such, and for which he may be liable, except as to any liabilities arising from acts that are deemed to be uninsurable.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

     (a) HSD acts as principal underwriter for the following investment companies:

          Hartford Life Insurance Company - Separate Account One
          Hartford Life Insurance Company - Separate Account Two
          Hartford Life Insurance Company - Separate Account Two (DC Variable
            Account I)
          Hartford Life Insurance Company - Separate Account Two (DC Variable
            Account II)
          Hartford Life Insurance Company - Separate Account Two (QP Variable
            Account)
          Hartford Life Insurance Company - Separate Account Two (Variable
            Account "A")

          Hartford Life Insurance Company - Separate Account Two (NQ Variable
            Account)
          Hartford Life Insurance Company - Putnam Capital Manager Trust
            Separate Account
          Hartford Life Insurance Company - Separate Account Three
          Hartford Life Insurance Company - Separate Account Five
          Hartford Life Insurance Company - Separate Account Seven
          Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Putnam Capital Manager
            Trust Separate Account Two
          Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Alpine Life Insurance Company - Separate Account One
          Alpine Life Insurance Company - Separate Account Two
          American Maturity Life Insurance Company - Separate Account AMLVA Royal Life Insurance Company - Separate Account One
          Royal Life Insurance Company - Separate Account Two

     (b)       Directors and Officers of HSD

          Name and Principal            Positions and Offices
            Business Address              With Underwriter
          ------------------            ---------------------
          Lowndes A. Smith              President and Chief Executive Officer,
                                        Director
          Thomas M. Marra               Executive Vice President, Director
          Robert A. Kerzner             Executive Vice President
          Lynda Godkin                  Senior Vice President, General Counsel
                                          and Corporate Secretary, Director
          Peter W. Cummins              Senior Vice President
          David T. Foy                  Treasurer
          George R. Jay                 Controller

          Unless otherwise indicated, the principal business address of each of the above individuals is P. O. Box 2999, Hartford, Connecticut 06104-2999.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.  Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

     (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

          The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

                                     SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 27th day of January, 2000.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT ONE
          (Registrant)

*By: Thomas M. Marra                            *By: /s/ Marta A. Czekajewski
    ------------------------------------------      -------------------------
     Thomas M. Marra, Executive Vice President       Marta A. Czekajewski
                                                     Attorney-in-Fact

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
    (Depositor)

*By: Thomas M. Marra
----------------------------------------------
     Thomas M. Marra, Executive Vice President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Gregory A. Boyko, Senior Vice President,
   Director*
Lynda Godkin, Senior Vice President,
   General Counsel, and Corporate Secretary,      By: /s/ Marta A. Czekajewski
   Director*                                         --------------------------
Thomas M. Marra, Executive Vice                       Marta A. Czekajewski
   President, Director*                               Attorney-in-Fact
Lowndes A. Smith, President and                   Dated:  January 27, 2000
   Chief Executive Officer, Director*
David M. Znamierowski, Senior Vice President,
   Director*

                                    EXHIBIT INDEX


(7)  Form of Reinsurance Agreement.

(9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

(10) Consent of Arthur Andersen LLP, Independent Public Accountants.

(15) Power of Attorney.

(16) Organizational Chart.